UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
(Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	January 31

Date of reporting period:	January 31, 2012

Item 1. Reports to Stockholders

Fidelity®

Tax-Free Bond

Fund

Annual Report

January 31, 2012

(Fidelity Cover Art)

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Performance	(Click Here)	How the fund has done over time.
Management's Discussion of Fund Performance	(Click Here)	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Investment Changes	(Click Here)	A summary of major shifts in the fund's investments over the past six months.
Investments	(Click Here)	A complete list of the fund's investments with their market values.
Financial Statements	(Click Here)	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	(Click Here)	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	(Click Here)
Trustees and Officers	(Click Here)
Distributions	(Click Here)
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(The Chairman's photo appears here.)

Dear Shareholder:

Following a year marked by unusually high volatility, 2012 began with most major asset classes advancing steadily in January. For U.S. equities, it was the strongest start to a new year since 1997. International stocks fared even better, despite continued uncertainty related to the sovereign debt crisis in Europe. Investors have been acutely sensitive to the latest news, for better or worse, coming out of the eurozone and its impact on financial markets. As we look ahead, the unresolved debt crisis in Europe remains at the center of a series of risk factors, summarized below, that we believe have the greatest potential to influence the global investment landscape.

Deleveraging and the economy

In the euro-currency area, fiscal austerity among nations and debt deleveraging among financial companies loaded with sovereign debt are deflationary measures and serve to hinder economic growth in the short term. Such an economic and financial-market scenario has not been historically supportive of strong performance among riskier assets, and emerges at a time when many nations need a resurgent economy to assist them in closing their budget deficits and in building confidence among bond buyers to help them refinance their existing debt obligations.

Slowdown in China and Europe

China's economy is the second-largest in the world, and it has been the biggest contributor to global growth since the end of the last recession. Thus, the slower pace of domestic growth in China has led to lower demand for imports of commodities and other construction materials from the rest of the world. In addition, economic weakness in Europe and the broad-based global economic slowdown are putting pressure on China's export growth, which has been largely responsible for its breakneck pace of annual gross domestic product (GDP) growth during the past three decades.

Credit deterioration and contagion

The heightened macroeconomic risk and elevated credit risk swirling around certain European nations and financial institutions have caused many market participants to avoid purchases of or reduce exposure to short-term debt offerings by these issuers. With increased credit risk, there are growing concerns about the potential credit contraction and contagion from European issuers spreading to other financial markets.

We invite you to learn more by visiting us on the Internet or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The Chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended January 31, 2012	Past 1 year	Past 5 years	Past 10 years
Fidelity® Tax-Free Bond Fund	14.40%	5.60%	5.58%

$25,000 Over 10 Years

Let's say hypothetically that $25,000 was invested in Fidelity® Tax-Free Bond Fund on January 31, 2002. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital® 3+ Year Non-AMT Municipal Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: Municipal bonds generated a double-digit return for the 12 months ending January 31, 2012, ranking them as one of the year's best-performing asset classes. The Barclays Capital® Municipal Bond Index - a measure of more than 46,000 tax-exempt investment-grade fixed-rate bonds - advanced 14.10%, significantly outpacing the 8.66% gain of the taxable investment-grade debt market, as measured by the Barclays Capital® U.S. Aggregate Bond Index. From the outset of the period, munis began what ultimately proved to be a virtually uninterrupted year-long rally. Demand for munis surged, as predicted widespread defaults didn't materialize and the fiscal health of issuers improved. Munis gathered additional strength in the summer of 2011, when a dimming U.S. economic outlook, unresolved debt woes in Europe and legislative wrangling over the U.S. debt ceiling fueled further demand, as U.S. investors sought haven against global economic uncertainty. The muni rally stalled somewhat in October and November, due in part to proposals out of Washington, D.C., that could potentially limit munis' tax-free benefits. The market staged a strong rebound in December, and January was even better because subdued issuance of new bonds - characteristic of the entire period - was met with robust demand, as proceeds from munis maturing at the end of 2011, as well as coupon payments, resulted in a wave of cash coming into the market.

Comments from Jamie Pagliocco, Lead Portfolio Manager of Fidelity® Tax-Free Bond Fund: For the year, the fund returned 14.40%, while the Barclays Capital 3+ Year Non-AMT Municipal Bond Index rose 15.90%. The fund's yield-curve positioning, overweighting in higher-coupon callable bonds and underweighting in Puerto Rico bonds were the primary detractors from relative performance. In terms of its yield-curve positioning, modestly overweighting longer-term bonds and underweighting stronger-performing intermediate-maturity securities detracted. Higher-coupon callable bonds generally lagged non-callable bonds selling at face value, while Puerto Rico bonds generally outpaced the market, as investors were drawn to the securities' relatively high yields and triple-tax-exempt status as a U.S. territory. In contrast, a significant overweighting in health care bonds - one of the market's best-performing sectors due to investors' surging appetite for higher-yielding, tax-free securities - was additive. A larger-than-benchmark stake in zero-coupon bonds also bolstered the fund's relative performance, as they generally enjoyed better price appreciation than comparable-maturity coupon-paying bonds as muni bond yields declined.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2011 to January 31, 2012).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value August 1, 2011	Ending Account Value January 31, 2012	Expenses Paid During Period* August 1, 2011 to January 31, 2012
Actual	.25%	$ 1,000.00	$ 1,079.00	$ 1.31
Hypothetical (5% return per year before expenses)		$ 1,000.00	$ 1,023.95	$ 1.28

* Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Top Five States as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
California	16.6	16.0
Illinois	13.4	12.6
New York	8.8	10.9
Texas	8.6	9.8
Florida	7.9	8.1
Top Five Sectors as of January 31, 2012
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	32.8	32.7
Health Care	17.7	18.9
Water & Sewer	9.7	10.5
Transportation	7.7	8.2
Electric Utilities	6.5	6.3
Weighted Average Maturity as of January 31, 2012
		6 months ago
Years	6.4	7.8

This is a weighted average of all the maturities of the securities held in a fund. Weighted Average Maturity (WAM) can be used as a measure of sensitivity to interest rate changes and market changes. Generally, the longer the maturity, the greater the sensitivity to such changes. WAM is based on the dollar-weighted average length of time until principal payments must be paid. Depending on the types of securities held in a fund, certain maturity shortening devices (e.g., demand features, interest rate resets, and call options) may be taken into account when calculating the WAM.

Duration as of January 31, 2012
6 months ago
Years	7.4	8.3

Duration estimates how much a bond fund's price will change with a change in comparable interest rates. If rates rise 1%, for example, a fund with a 5-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example. Duration takes into account any call or put option embedded in the bonds.

Quality Diversification (% of fund's net assets)
As of January 31, 2012	As of July 31, 2011
AAA 6.0%	AAA 8.3%
AA,A 75.9%	AA,A 78.9%
BBB 5.9%	BBB 5.5%
BB and Below 0.3%	BB and Below 0.1%
Not Rated 1.3%	Not Rated 1.2%
Short-Term Investments and Net Other Assets 10.6%	Short-Term Investments and Net Other Assets 6.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P® ratings. All ratings are as of the date indicated and do not reflect subsequent changes.

Annual Report

Investments January 31, 2012

Showing Percentage of Net Assets

Municipal Bonds - 89.4%
	Principal Amount	Value
Alabama - 0.5%
Health Care Auth. for Baptist Health Bonds Series 2009 A, 6.125%, tender 5/15/12 (c)	$ 7,500,000	$ 7,591,800
Huntsville Pub. Bldg. Auth. Rev. Series 2007:
5% 10/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	800,000	906,192
5% 10/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,122,890
Pell City Spl. Care Facilities Rev. (Noland Health Svcs., Inc. Proj.) Series 2007 A, 5% 12/1/13	1,000,000	1,065,850
Univ. of Alabama at Birmingham Hosp. Rev. Series 2008 A, 5.75% 9/1/22	1,000,000	1,149,510
		11,836,242
Arizona - 2.9%
Arizona Ctfs. of Partnership Series 2010 A:
5% 10/1/18 (FSA Insured)	1,000,000	1,173,930
5.25% 10/1/20 (FSA Insured)	2,600,000	3,093,610
5.25% 10/1/23 (FSA Insured)	5,000,000	5,835,450
5.25% 10/1/26 (FSA Insured)	1,000,000	1,152,200
5.25% 10/1/28 (FSA Insured)	500,000	570,225
Arizona Health Facilities Auth. Rev. (Banner Health Sys. Proj.):
Series 2007 A, 5% 1/1/21	1,000,000	1,126,670
Series 2007 B, 1.199% 1/1/37 (c)	1,000,000	664,600
Series 2008 A, 5% 1/1/14	1,220,000	1,313,830
Series 2008 D, 5.5% 1/1/38	3,400,000	3,658,570
Arizona School Facilities Board Ctfs. of Prtn. Series 2008, 5.75% 9/1/22	5,000,000	5,883,650
Arizona State Univ. Ctfs. of Partnership (Research Infrastructure Proj.) Series 2004, 5.25% 9/1/22	1,000,000	1,062,040
Glendale Western Loop 101 Pub. Facilities Corp. Series 2008 A:
6.25% 7/1/38	2,900,000	3,007,416
7% 7/1/33	2,000,000	2,122,140
Goodyear McDowell Road Commercial Corridor Impt. District 5.25% 1/1/16 (AMBAC Insured)	1,000,000	1,114,880
Goodyear Pub. Impt. Corp. Facilities Rev. Series 2008, 6% 7/1/31	2,000,000	2,283,620
Marana Muni. Property Corp. Facilities Rev. Series 2008 A, 5% 7/1/20	1,520,000	1,742,817
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) Series 2005, 5% 4/1/12 (Escrowed to Maturity)	1,000,000	1,007,730
Municipal Bonds - continued
	Principal Amount	Value
Arizona - continued
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Healthcare West Proj.) Series 2007 A:
5% 7/1/16	$ 1,000,000	$ 1,122,000
5% 7/1/17	1,755,000	1,990,942
5% 7/1/18	1,695,000	1,908,180
Maricopa County Poll. Cont. Rev. (Southern California Edison Co. Proj.) Series 2000 A, 5% 6/1/35	1,200,000	1,288,620
McAllister Academic Village LLC Rev. (Arizona State Univ. Hassayampa Academic Village Proj.) Series 2008, 5.25% 7/1/39	1,100,000	1,166,187
Phoenix Civic Impt. Corp. District Rev. (Plaza Expansion Proj.) Series 2005 B, 0% 7/1/38 (a)	5,000,000	5,345,650
Phoenix Civic Impt. Corp. Wtr. Sys. Rev. Series 2005, 5% 7/1/29	4,250,000	4,606,830
Pinal County Indl. Dev. Auth. Correctional Facilities Contract Rev. (Florence West Prison Expansion, LLC Proj.) Series 2006 A, 5.25% 10/1/15 (ACA Finl. Guaranty Corp. Insured)	1,335,000	1,380,657
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2008 A, 5% 1/1/24	1,000,000	1,166,450
Salt Verde Finl. Corp. Sr. Gas Rev. Series 2007:
5.25% 12/1/23	2,500,000	2,665,625
5.5% 12/1/29	2,100,000	2,264,136
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Healthcare Proj.) Series 2006 C, 5% 9/1/35 (FSA Insured)	285,000	308,741
Tempe Transit Excise Tax Rev. Series 2008, 5% 7/1/33	1,000,000	1,112,130
Tucson Wtr. Rev. Series 2001 A, 5% 7/1/15 (FGIC Insured)	1,000,000	1,065,760
Univ. of Arizona Univ. Revs. Series 2005 A, 5% 6/1/28 (AMBAC Insured)	1,285,000	1,375,027
		65,580,313
Arkansas - 0.1%
Arkansas Gen. Oblig. (College Savings Prog.) Series 2001 A, 0% 6/1/12 (Escrowed to Maturity)	1,415,000	1,412,920
California - 16.6%
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F1, 5.625% 4/1/44	2,000,000	2,242,820
Cabrillo Cmnty. College District Series B, 0% 8/1/21 (FGIC Insured)	2,155,000	1,465,874
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI:
5% 12/1/16	5,800,000	6,933,030
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Central Valley Proj. Rev. Series AI: - continued
5% 12/1/19	$ 4,000,000	$ 5,074,200
California Econ. Recovery:
Series 2009 A:
5% 7/1/15	2,240,000	2,467,046
5% 7/1/15 (Pre-Refunded to 7/1/14 @ 100)	1,560,000	1,731,616
5.25% 7/1/13 (Escrowed to Maturity)	680,000	727,457
5.25% 7/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	720,000	768,665
Series A, 5% 7/1/18	2,400,000	2,944,512
California Edl. Facilities Auth. Rev. (Univ. of Southern California Proj.) Series 2007 A, 4.75% 10/1/37	4,850,000	5,174,077
California Gen. Oblig.:
Series 2007, 5.625% 5/1/20	15,000	15,058
5% 9/1/12	1,000,000	1,026,580
5% 10/1/12	4,400,000	4,533,760
5% 8/1/20	2,745,000	3,117,771
5% 11/1/21	2,430,000	2,614,802
5% 10/1/22	1,500,000	1,761,075
5% 11/1/22 (XL Cap. Assurance, Inc. Insured)	1,100,000	1,255,111
5% 12/1/22	7,810,000	9,064,677
5% 11/1/24	3,000,000	3,392,040
5% 3/1/26	1,000,000	1,089,840
5% 6/1/26	1,085,000	1,168,903
5% 2/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	514,945
5% 3/1/31	1,700,000	1,814,733
5% 9/1/31	1,200,000	1,290,216
5% 12/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	600,000	628,554
5% 9/1/32	1,400,000	1,499,708
5% 9/1/33	2,900,000	3,100,158
5% 9/1/35	450,000	474,413
5.125% 11/1/24	400,000	430,924
5.25% 2/1/16	500,000	537,190
5.25% 9/1/23	8,500,000	10,366,515
5.25% 2/1/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	400,000	414,308
5.25% 2/1/28	500,000	525,855
5.25% 2/1/33	1,200,000	1,237,608
5.25% 12/1/33	35,000	36,885
5.25% 3/1/38	2,525,000	2,713,441
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5.25% 11/1/40	$ 1,100,000	$ 1,209,923
5.5% 8/1/27	3,200,000	3,753,344
5.5% 8/1/29	4,300,000	4,941,001
5.5% 4/1/30	5,000	5,348
5.5% 11/1/33	2,200,000	2,333,232
5.5% 3/1/40	600,000	673,464
5.6% 3/1/36	300,000	340,599
6% 3/1/33	5,850,000	6,957,230
6% 4/1/38	3,100,000	3,634,099
6% 11/1/39	11,280,000	13,286,712
6.5% 4/1/33	5,050,000	6,177,514
California Health Facilities Fing. Auth. Rev.:
(Adventist Health Sys. West Proj.) Series 2009 C, 5% 3/1/13	1,165,000	1,209,946
(Catholic Healthcare West Proj.) Series 2008 L, 5.125% 7/1/22	1,815,000	1,953,176
(Kaiser Permanente Health Sys. Proj.) Series 2006 A, 5.25% 4/1/39	1,000,000	1,046,250
(Providence Health and Svcs. Proj.):
Series C, 6.5% 10/1/38 (Pre-Refunded to 10/1/18 @ 100)	45,000	61,048
6.5% 10/1/38	2,155,000	2,561,390
(Scripps Health Proj.) Series 2010 A, 5% 11/15/36	1,500,000	1,602,495
(Stanford Hosp. & Clinics Proj.) Series 2010 B, 5.75% 11/15/31	5,400,000	6,360,768
Bonds (Catholic Healthcare West Proj.) Series 2009 D, 5%, tender 7/1/14 (c)	1,800,000	1,950,408
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A, 5.25% 6/1/30	1,200,000	1,253,460
(Dept. of Health Svcs. Proj.) Series 2005 K, 5% 11/1/23	1,600,000	1,717,744
(Office of Emergency Svcs. Proj.) Series 2007 A, 5% 3/1/22	1,000,000	1,095,500
(Porterville Developmental Ctr. Hsg. Expansion and Recreation Complex Proj.) Series 2009 C, 6.25% 4/1/34	2,640,000	3,006,538
(Univ. of California Research Proj.) Series 2006 E, 5.25% 10/1/19	2,000,000	2,358,120
(Univ. Proj.) Series 2011 B, 5.25% 10/1/25	6,000,000	6,848,880
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/22	1,400,000	1,616,104
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Various Judicial Council Projects) Series 2011 D:
5% 12/1/23	$ 2,600,000	$ 2,961,270
Series 2005 B, 5.25% 11/1/24 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,092,060
Series 2005 H, 5% 6/1/18	1,000,000	1,089,340
Series 2005 K, 5% 11/1/16	1,300,000	1,463,020
Series 2009 G1, 5.75% 10/1/30	835,000	956,626
Series 2009 I:
6.125% 11/1/29	500,000	598,830
6.375% 11/1/34	1,400,000	1,619,464
California State Univ. Rev. Series 2009 A:
5.75% 11/1/25	3,330,000	3,955,507
5.75% 11/1/27	5,600,000	6,583,808
6% 11/1/40	5,400,000	6,160,482
California Statewide Cmntys. Dev. Auth. Rev.:
(St. Joseph Health Sys. Proj.) Series 2007 C, 5.75% 7/1/47 (FGIC Insured)	5,100,000	5,531,103
(State of California Proposition 1A Receivables Prog.) Series 2009, 5% 6/15/13	18,600,000	19,725,283
Carlsbad Unified School District Series 2009 B, 0% 5/1/34 (a)	1,450,000	1,061,879
Fontana Unified School District Gen. Oblig.:
5% 5/1/21 (Assured Guaranty Corp. Insured)	1,880,000	2,227,913
5% 5/1/22 (Assured Guaranty Corp. Insured)	1,840,000	2,150,978
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series 1995 A, 5% 1/1/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	182,206
Series 1999:
5% 1/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	200,206
5.75% 1/15/40	300,000	299,967
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1, 6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100)	1,000,000	1,082,740
Series 2005 A:
5% 6/1/45	3,800,000	3,807,828
5% 6/1/45	1,000,000	1,002,060
5% 6/1/45 (FSA Insured)	65,000	65,213
Loma Linda Hosp. Rev. (Loma Linda Univ. Med. Ctr. Proj.) Series 2008 A, 8.25% 12/1/38	3,100,000	3,480,432
Long Beach Unified School District Series A, 5.75% 8/1/33	1,450,000	1,719,062
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles Cmnty. College District Series 2008 A, 6% 8/1/33	$ 10,000,000	$ 12,037,300
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A2, 5% 7/1/25 (FSA Insured)	600,000	659,058
Los Angeles Unified School District:
Series 2002 B, 5% 7/1/22	1,200,000	1,368,528
Series 2011 A1, 5% 7/1/21	10,000,000	12,311,000
Los Angeles Unified School District Ctfs. of Prtn. Series 2007 A, 5% 10/1/17 (AMBAC Insured)	1,080,000	1,228,392
Los Angeles Wastewtr. Sys. Rev. Series 2009 A, 5.75% 6/1/34	10,000,000	11,653,400
Madera County Ctfs. of Prtn. (Children's Hosp. Central California Proj.) Series 2010, 5.375% 3/15/36	1,000,000	1,045,750
Marina Coast Wtr. District Ctfs. Prtn. Series 2006, 5% 6/1/31 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,500,000	1,566,870
Marina Gen. Oblig. Series 2005, 5.25% 8/1/35 (AMBAC Insured)	1,170,000	1,229,717
Merced Union High School District Series A, 0% 8/1/21 (FGIC Insured)	1,455,000	969,685
Monterey County Pub. Impt. Corp. Ctfs. of Prtn. Series 2007, 5% 8/1/19 (AMBAC Insured)	1,000,000	1,105,950
Northern California Power Agency Rev. (Hydroelectric #1 Proj.) Series 2008 C, 5% 7/1/14 (Assured Guaranty Corp. Insured)	1,500,000	1,640,310
Northern California Transmission Agcy. Rev. (California-Oregon Transmission Proj.) Series 2009 A:
5% 5/1/23	2,235,000	2,533,350
5% 5/1/24	1,510,000	1,701,075
Oakland Gen. Oblig.:
Series 2009 B, 6.25% 1/15/39	1,000,000	1,135,320
Series 2012, 5% 1/15/27	4,865,000	5,529,608
Oakland Unified School District Alameda County Series 2009 A, 6.5% 8/1/20	1,935,000	2,293,749
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series 2004 A, 5% 6/1/29 (FGIC Insured)	1,000,000	1,019,730
Port of Oakland Rev. Series 2007 C, 5% 11/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	3,426,510
Poway Unified School District:
(District #2007-1 School Facilities Proj.) Series 2008 A, 0% 8/1/32	1,300,000	466,843
Series B:
0% 8/1/39	7,220,000	1,637,424
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Poway Unified School District: - continued
Series B:
0% 8/1/40	$ 1,100,000	$ 235,708
0% 8/1/41	4,900,000	991,858
0% 8/1/37	2,700,000	687,204
0% 8/1/38	3,610,000	866,328
Poway Unified School District Pub. Fing. Auth. Lease Rev. Bonds Series 2008 B, 0%, tender 12/1/14 (FSA Insured) (c)	4,485,000	4,228,907
San Bernardino Cmnty. College District Series A:
6.25% 8/1/33	700,000	822,955
6.5% 8/1/27	1,315,000	1,624,078
San Bernardino County Ctfs. of Prtn. (Arrowhead Proj.) Series 2009 A, 5.25% 8/1/26	1,000,000	1,075,560
San Diego Cmnty. College District Series 2011, 0% 8/1/35	3,000,000	869,760
San Diego Pub. Facilities Fing. Auth. Swr. Rev. Series 2009 A, 5.25% 5/15/39	3,000,000	3,347,040
San Diego Unified School District Series 2008 C, 0% 7/1/36	10,050,000	2,863,446
San Jacinto Unified School District Series 2007, 5.25% 8/1/32 (FSA Insured)	1,900,000	2,054,033
San Jose Int'l. Arpt. Rev. Series 2007 B, 5% 3/1/23 (AMBAC Insured)	3,325,000	3,634,325
San Leandro Unified School District Series 2006 B, 6.25% 8/1/33 (FSA Insured)	1,700,000	1,970,555
San Marcos Unified School District Series A, 5% 8/1/38	1,700,000	1,847,203
San Mateo County Joint Powers Fing. Auth. Series 2009 A, (Cap. Projects) 5.25% 7/15/23	2,795,000	3,328,258
Santa Clara County Fing. Auth. Rev. (El Camino Hosp. Proj.) Series 2007 C, 5.75% 2/1/41 (AMBAC Insured)	10,000,000	10,723,100
Santa Monica-Malibu Unified School District Series 1999, 0% 8/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	743,490
Santa Rosa Wastewtr. Rev. Series 2002 B, 0% 9/1/25 (AMBAC Insured)	1,700,000	916,793
Sonoma County Jr. College District Rev. Series 2002 B, 5% 8/1/28 (FSA Insured)	700,000	758,212
Sweetwater Union High School District Series 2008 A, 5.625% 8/1/47 (FSA Insured)	8,300,000	9,064,679
Univ. of California Revs.:
Series 2007 K, 5% 5/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,143,810
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Univ. of California Revs.: - continued
Series 2009 O:
5.25% 5/15/39	$ 1,000,000	$ 1,115,000
5.75% 5/15/30	5,700,000	6,846,441
5.75% 5/15/34	3,060,000	3,584,882
Ventura County Cmnty. College District Series C, 5.5% 8/1/33	1,700,000	1,910,681
Washington Township Health Care District Rev.:
Series 2007 A, 5% 7/1/16	535,000	593,358
Series 2009 A:
5.125% 7/1/17	200,000	226,196
5.25% 7/1/18	175,000	199,337
5.5% 7/1/19	390,000	453,785
6% 7/1/29	1,000,000	1,139,520
Series 2010 A, 5.25% 7/1/30	1,900,000	2,072,406
West Contra Costa Unified School District (Election of 2005 Proj.) Series B, 5.625% 8/1/35 (Berkshire Hathaway Assurance Corp. Insured)	1,200,000	1,338,876
Yuba City Unified School District Series A, 0% 9/1/22 (FGIC Insured)	1,000,000	613,030
		371,576,320
Colorado - 1.0%
Adams & Arapahoe Counties Joint School District #28J Aurora Series 2003 A, 5.125% 12/1/21 (Pre-Refunded to 12/1/13 @ 100)	1,300,000	1,412,489
Colorado Ctfs. of Prtn. (UCDHSC Fitzsimons Academic Proj.) Series 2005 B, 5.25% 11/1/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,080,920
Colorado Health Facilities Auth. Retirement Hsg. Rev. (Liberty Heights Proj.):
Series B, 0% 7/15/20 (Escrowed to Maturity)	2,000,000	1,689,020
0% 7/15/22 (Escrowed to Maturity)	4,500,000	3,528,810
Colorado Health Facilities Auth. Rev.:
(Adventist Health Sys./Sunbelt Proj.) Series 2006 D, 5.25% 11/15/27	2,000,000	2,183,200
(Valley View Hosp. Proj.) Series 2008, 5.75% 5/15/36	2,640,000	2,746,867
(Volunteers of America Care Proj.) Series 2007 A:
5% 7/1/13	710,000	716,802
5.3% 7/1/37	160,000	137,859
Municipal Bonds - continued
	Principal Amount	Value
Colorado - continued
Colorado Wtr. Resources and Pwr. Dev. Auth. Wtr. Resources Rev. (Parker Wtr. and Sanitation District Proj.) Series 2004 D, 5.25% 9/1/43 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,800,000	$ 1,825,452
Denver City & County Arpt. Rev. Series 2007 E, 5% 11/15/32 (AMBAC Insured)	1,000,000	1,071,910
E-470 Pub. Hwy. Auth. Rev.:
Series 1997 B, 0% 9/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,349,641
Series 2000 B, 0% 9/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	913,486
Series 2010 A, 0% 9/1/41	3,400,000	521,526
Series 2010 C, 5.375% 9/1/26	1,000,000	1,023,050
Univ. of Colorado Enterprise Sys. Rev. Series 2009 A, 5.5% 6/1/26	1,250,000	1,555,463
		21,756,495
District Of Columbia - 1.0%
District of Columbia Ctfs. of Prtn. (District's Pub. Safety and Emergency Preparedness Communications Ctr. and Related Technology Proj.) Series 2003, 5.5% 1/1/19 (AMBAC Insured)	1,565,000	1,668,697
District of Columbia Gen. Oblig. Series B, 0% 6/1/12 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	995,660
District of Columbia Hosp. Rev. (Sibley Memorial Hosp. Proj.) Series 2009, 6.375% 10/1/39	5,000,000	5,618,700
District of Columbia Rev.:
(Medlantic/Helix Proj.) Series 1998 C, 5% 8/15/14 (FSA Insured)	1,500,000	1,611,000
Series B, 4.75% 6/1/32	800,000	845,000
District of Columbia Wtr. & Swr. Auth. Pub. Util. Rev. Series 2007 A, 5.5% 10/1/41	4,700,000	5,211,830
Metropolitan Washington Arpts. Auth. Dulles Toll Road Rev. Series 2009 B:
0% 10/1/31 (Assured Guaranty Corp. Insured)	5,825,000	2,106,844
0% 10/1/36 (Assured Guaranty Corp. Insured)	5,020,000	1,261,375
0% 10/1/39 (Assured Guaranty Corp. Insured)	10,000,000	2,084,500
Metropolitan Washington DC Arpts. Auth. Sys. Rev. Series 2010 A, 5% 10/1/39	1,100,000	1,199,132
		22,602,738
Florida - 7.9%
Brevard County School Board Ctfs. of Prtn. Series 2007 B, 5% 7/1/24 (AMBAC Insured)	1,000,000	1,075,370
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Broward County School Board Ctfs. of Prtn.:
Series 2004 B, 5.25% 7/1/15 (FSA Insured)	$ 5,000,000	$ 5,585,750
Series 2007 A, 5% 7/1/16 (FGIC Insured)	1,000,000	1,131,920
Broward County Wtr. & Swr. Util. Rev. Series 2009 A, 5.25% 10/1/34	12,120,000	13,560,826
Citizens Property Ins. Corp.:
Series 2010 A1, 5% 6/1/16 (FSA Insured)	5,000,000	5,592,300
Series 2011 A1, 5% 6/1/20	1,000,000	1,133,760
Collier County Indl. Dev. Auth. Healthcare Facilities Rev. (NCH Healthcare Sys. Proj.) Series 2011, 6.25% 10/1/39	8,000,000	8,958,080
Escambia City Health Facilities Auth. Rev. (Ascension Health Cr. Group Proj.) Series 2002 C, 5.75% 11/15/32	500,000	520,090
Florida Board of Ed. Lottery Rev. Series 2011 A, 5% 7/1/20	4,300,000	5,264,232
Florida Board of Ed. Pub. Ed. Cap. Outlay:
Series 2006 E, 5% 6/1/35	3,825,000	4,243,034
Series 2011 E, 5% 6/1/24	2,385,000	2,956,732
Series A, 5.5% 6/1/38	700,000	802,459
Florida Gen. Oblig.:
(Dept. of Trans. Right-of-Way and Bridge Construction Proj.):
Series 2003 A, 5% 7/1/33	100,000	103,446
Series 2008 A, 5.375% 7/1/26	5,675,000	6,586,121
Series 2008 A, 5.25% 7/1/37	1,000,000	1,101,640
Florida Muni. Pwr. Agcy. Rev. Series A, 6.25% 10/1/31	1,000,000	1,176,730
Halifax Hosp. Med. Ctr. Rev.:
Series 2006 A, 5% 6/1/38	1,705,000	1,708,819
Series 2006 B1, 5.5% 6/1/38 (FSA Insured)	770,000	815,415
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.):
Series 2005 A:
5% 11/15/16	495,000	560,429
5% 11/15/16 (Pre-Refunded to 11/15/15 @ 100)	305,000	351,900
Series 2005 B:
5% 11/15/30	970,000	1,015,483
5% 11/15/30 (Pre-Refunded to 11/15/15 @ 100)	130,000	149,990
Series 2005 C, 5% 11/15/31	1,180,000	1,227,707
Series 2006 G:
5% 11/15/16	95,000	109,814
5% 11/15/16 (Escrowed to Maturity)	5,000	5,950
5.125% 11/15/18	965,000	1,109,007
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Highlands County Health Facilities Auth. Rev. (Adventist Health Sys./Sunbelt, Inc. Prog.): - continued
Series 2006 G:
5.125% 11/15/18 (Pre-Refunded to 11/15/16 @ 100)	$ 35,000	$ 41,853
Series 2008 B, 6% 11/15/37	5,000,000	5,655,700
Hillsborough County Indl. Dev.:
(H Lee Moffitt Cancer Ctr. Proj.) Series 2007 A, 5% 7/1/16	1,630,000	1,812,120
(Tampa Gen. Hosp. Proj.) Series 2006, 5.25% 10/1/41	3,365,000	3,424,527
Hillsborough County Indl. Dev. Auth. Indl. Dev. Rev.:
(Health Facilities/Univ. Cmnty. Hosp. Proj.) Series 2008 B, 8% 8/15/32 (Pre-Refunded to 8/15/19 @ 101)	1,500,000	2,176,095
(Univ. Cmnty. Hosp. Proj.) Series 2008 A, 5.625% 8/15/29 (Pre-Refunded to 8/15/18 @ 100)	755,000	971,995
Hillsborough County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Tampa Elec. Co. Proj.) Series 2006, 5%, tender 3/15/12 (AMBAC Insured) (c)	1,000,000	1,005,490
Jacksonville Elec. Auth. Elec. Sys. Rev.:
Series 2006 A, 5% 10/1/41 (FSA Insured)	1,700,000	1,768,374
Series 2009 B:
5% 10/1/18	1,600,000	1,714,720
5% 10/1/19	6,005,000	6,407,755
Series 2012 A, 4% 10/1/23 (b)	2,335,000	2,556,615
Series Three 2010 D, 5% 10/1/38	2,800,000	3,081,176
Miami-Dade County Aviation Rev.:
Series 2010 A, 5.5% 10/1/41	1,500,000	1,635,720
Series 2010 A1:
5.375% 10/1/35	4,240,000	4,662,982
5.5% 10/1/30	1,000,000	1,134,680
Series 2010 B, 5% 10/1/35 (FSA Insured)	4,600,000	4,933,684
Miami-Dade County Edl. Facilities Rev. (Univ. of Miami Proj.) Series 2008 A, 5.75% 4/1/28	1,400,000	1,518,104
Miami-Dade County Expressway Auth. Series 2010 A, 5% 7/1/40	3,300,000	3,452,922
Miami-Dade County Health Facilities Auth. Hosp. Rev. Bonds (Miami Children's Hosp. Proj.) Series 2006 A, 4.55%, tender 8/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured) (c)	1,000,000	1,044,000
Miami-Dade County School Board Ctfs. of Prtn.:
Series 2008 A, 5% 8/1/21 (AMBAC Insured)	1,500,000	1,697,565
Series 2011 B, 5.625% 5/1/31	2,195,000	2,464,634
Municipal Bonds - continued
	Principal Amount	Value
Florida - continued
Miami-Dade County Wtr. & Swr. Rev. Series 2008 A, 5.25% 10/1/22 (FSA Insured)	$ 6,000,000	$ 7,522,800
North Brevard County Hosp. District Rev. (Parrish Med. Ctr. Proj.) Series 2008:
5.75% 10/1/38	3,200,000	3,443,040
5.75% 10/1/43	1,000,000	1,073,570
Orange County Health Facilities Auth. (Orlando Health, Inc.) Series 2009, 5.375% 10/1/23	2,500,000	2,814,275
Orange County Sales Tax Rev. Series 2002 B, 5% 1/1/25 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,200,000	2,264,526
Orlando Utils. Commission Util. Sys. Rev.:
Series 2009 A, 5.25% 10/1/39	1,000,000	1,120,710
Series 2009 B, 5% 10/1/33	6,200,000	6,883,798
Palm Beach County Solid Waste Auth. Rev.:
Series 2009, 5.5% 10/1/22 (Berkshire Hathaway Assurance Corp. Insured)	7,000,000	8,788,570
Series 2011, 5% 10/1/24	4,000,000	4,762,640
Port Saint Lucie Master Lease Proj. Ctfs. of Prtn. (Muni. Complex Proj.) Series 2008, 6.25% 9/1/27 (Assured Guaranty Corp. Insured)	1,590,000	1,770,751
Putnam County Dev. Auth. Poll. Cont. Rev. Bonds (Seminole Elec. Coop., Inc. Proj.) Series 2007 B, 5.35%, tender 5/1/18 (c)	2,300,000	2,608,384
Sarasota County School Board Ctfs. of Prtn. (Master Lease Prog.):
5% 7/1/16	1,315,000	1,500,454
5% 7/1/17	4,385,000	5,097,957
Seminole County School Board Ctfs. of Prtn. Series 2005 A, 5% 7/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	200,000	221,640
South Lake County Hosp. District (South Lake Hosp., Inc.) Series 2009 A, 6% 4/1/29	2,375,000	2,572,719
Tampa Bay Wtr. Reg'l. Wtr. Supply Auth. Util. Sys. Rev. Series 2011 B, 5% 10/1/19	2,725,000	3,359,516
		175,813,065
Georgia - 1.9%
Atlanta Tax Allocation (Atlantic Station Proj.) 5.25% 12/1/19 (Assured Guaranty Corp. Insured)	2,000,000	2,240,020
Atlanta Wtr. & Wastewtr. Rev. Series 2009 A, 6.25% 11/1/39	12,700,000	14,843,887
Augusta Wtr. & Swr. Rev. Series 2004, 5.25% 10/1/39 (FSA Insured)	1,050,000	1,134,000
Municipal Bonds - continued
	Principal Amount	Value
Georgia - continued
Colquitt County Dev. Auth. Rev.:
Series A, 0% 12/1/21 (Escrowed to Maturity)	$ 4,120,000	$ 3,365,134
Series C, 0% 12/1/21 (Escrowed to Maturity)	3,000,000	2,450,340
DeKalb County Wtr. & Swr. Rev. Series 2011 A:
5.25% 10/1/36	1,000,000	1,129,230
5.25% 10/1/41	1,900,000	2,125,834
Fulton County Wtr. & Swr. Rev. Series 2011, 5% 1/1/23	2,500,000	3,056,800
Metropolitan Atlanta Rapid Transit Auth. Sales Tax Rev. Third Series 2009 A, 5.25% 7/1/36	4,900,000	5,492,704
Muni. Elec. Auth. of Georgia (Gen. Resolution Proj.) Series 2008 A, 5.25% 1/1/19	4,000,000	4,849,520
Savannah Econ. Dev. Auth. Rev. (Southern Care Corp. Proj.) Series C, 0% 12/1/21 (Escrowed to Maturity)	1,995,000	1,629,476
Valdosta & Lowndes County Hosp. Series 2007, 5% 10/1/24	1,000,000	1,075,320
		43,392,265
Idaho - 0.4%
Idaho Health Facilities Auth. Rev.:
(St. Luke's Health Sys. Proj.) Series 2008 A, 6.75% 11/1/37	1,900,000	2,193,911
(Trinity Health Group Proj.) 2008 B, 6.25% 12/1/33	5,500,000	6,536,090
		8,730,001
Illinois - 13.4%
Boone & Winnebago County Cmnty. Unit School District 200 Series 2003, 0% 1/1/20 (FGIC Insured)	1,065,000	790,092
Chicago Board of Ed. Series 2011A, 5.5% 12/1/39	2,700,000	3,007,692
Chicago Gen. Oblig.:
(City Colleges Proj.):
Series 1999, 0% 1/1/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,300,000	3,820,894
0% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	16,330,000	8,925,488
Series 2004 A:
5% 1/1/34 (FSA Insured)	1,830,000	1,878,898
5.25% 1/1/29 (FSA Insured)	210,000	218,507
5.25% 1/1/29 (Pre-Refunded to 1/1/14 @ 100)	990,000	1,081,714
Series 2007 A, 5% 1/1/37	10,000,000	10,311,000
Series 2007 C, 5% 1/1/30 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	7,305,000	7,865,074
Series 2009 A, 5% 1/1/27 (FSA Insured)	1,900,000	2,114,833
Series 2011 A, 5% 1/1/40	4,125,000	4,377,491
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Chicago Gen. Oblig.: - continued
Series A, 5.5% 1/1/17	$ 1,480,000	$ 1,748,487
Chicago Motor Fuel Tax Rev. Series A, 5% 1/1/33 (AMBAC Insured)	2,000,000	2,029,580
Chicago O'Hare Int'l. Arpt. Rev.:
Series 2008 A, 5% 1/1/16 (FSA Insured)	1,200,000	1,338,120
Series 2011 C, 6.5% 1/1/41	6,500,000	7,794,085
Chicago Park District Gen. Oblig. Series 2010 C:
5.25% 1/1/37	2,100,000	2,350,173
5.25% 1/1/40	1,300,000	1,450,683
Chicago Transit Auth. Cap. Grant Receipts Rev. (Fed. Transit Administration Section 5307 Proj.):
Series 2006 A, 5% 6/1/21	1,000,000	1,092,520
Series 2008 A:
5.25% 6/1/22 (Assured Guaranty Corp. Insured)	1,200,000	1,347,888
5.25% 6/1/23 (Assured Guaranty Corp. Insured)	1,000,000	1,117,760
Chicago Wtr. Rev. Series 2008:
5.25% 11/1/33	2,300,000	2,502,354
5.25% 11/1/38	9,150,000	9,791,781
Cook County Gen. Oblig.:
Series 2002 C, 5% 11/15/25	500,000	511,860
Series 2004 B, 5.25% 11/15/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	300,000	323,127
Series 2006 B, 5% 11/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,169,590
Series 2010 A, 5.25% 11/15/33	13,180,000	14,605,417
Des Plaines Pub. Library District 5.5% 1/1/30	4,210,000	4,968,937
DuPage County Cmnty. High School District #108, Lake Park Series 2002, 5.6% 1/1/20 (FSA Insured)	3,175,000	3,310,668
Grundy, Kendall & Will County Cmnty. High School District #111 Gen. Oblig.:
Series 2006 A, 5.25% 5/1/24	1,400,000	1,522,262
Series A:
5.5% 5/1/15 (Escrowed to Maturity)	480,000	556,464
5.5% 5/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	520,000	582,629
Illinois Dev. Fin. Auth. Retirement Hsg. Regency Park Rev. 0% 7/15/23 (Escrowed to Maturity)	5,600,000	4,189,752
Illinois Dev. Fin. Auth. Rev. (Adventist Health Sys. Proj.) Series 1997 A, 5.5% 11/15/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,073,960
Illinois Fin. Auth. Hosp. Rev. (KishHealth Sys. Proj.) Series 2008, 5.75% 10/1/35	2,400,000	2,548,152
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.:
(Advocate Heath Care Proj.) Series 2008 D, 6.5% 11/1/38	$ 1,100,000	$ 1,279,421
(Alexian Brothers Health Sys. Proj.):
Series 2008:
5% 1/1/20 (FSA Insured)	2,600,000	2,950,168
5.5% 2/15/38	2,000,000	2,106,780
Series 2010, 5.25% 2/15/30	6,700,000	7,156,538
(Bradley Univ. Proj.) 5% 8/1/20 (XL Cap. Assurance, Inc. Insured)	1,440,000	1,588,723
(Central DuPage Health Proj.) Series 2009 B, 5.375% 11/1/39	2,100,000	2,286,165
(Children's Memorial Hosp. Proj.) Series 2008 A, 5.25% 8/15/33 (Assured Guaranty Corp. Insured)	1,900,000	2,047,782
(Edward Hosp. Obligated Group Proj.) Series 2008 A, 5.5% 2/1/40 (AMBAC Insured)	2,100,000	2,209,263
(Newman Foundation, Inc. Proj.) 5% 2/1/27 (Radian Asset Assurance, Inc. Insured)	1,225,000	1,133,505
(Northwest Cmnty. Hosp. Proj.) Series 2008 A, 5.5% 7/1/38	2,800,000	2,949,548
(Northwestern Memorial Hosp. Proj.) Series 2009 A, 6% 8/15/39	3,700,000	4,221,071
(Palos Cmnty. Hosp. Proj.) Series 2010 C, 5.375% 5/15/30	5,000,000	5,484,050
(Provena Health Proj.):
Series 2009 A, 7.75% 8/15/34	5,160,000	6,181,216
Series 2010 A, 6% 5/1/28	5,300,000	5,777,318
(Rush Univ. Med. Ctr. Proj.):
Series 2009 C, 6.625% 11/1/39	2,300,000	2,681,018
Series 2009 D, 6.625% 11/1/39	2,300,000	2,681,018
Series B, 5.75% 11/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,500,000	3,856,510
(Sherman Health Systems Proj.) Series 2007 A, 5.5% 8/1/37	4,800,000	4,861,200
(Silver Cross Hosp. and Med. Ctr. Proj.) Series 2008 A, 6% 8/15/23	1,000,000	1,082,900
(The Carle Foundation Proj.) Series 2009 A:
5.5% 2/15/15 (Assured Guaranty Corp. Insured)	6,090,000	6,754,115
5.5% 2/15/17 (Assured Guaranty Corp. Insured)	3,825,000	4,460,983
(The Univ. of Chicago Med. Ctr. Proj.) Series 2009 B, 5% 8/15/23	1,800,000	2,095,740
Series 2008 A, 5.625% 1/1/37	5,630,000	5,822,433
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Illinois Fin. Auth. Rev.: - continued
Series 2009:
6.875% 8/15/38	$ 150,000	$ 167,970
7% 8/15/44	540,000	605,291
Illinois Gen. Oblig.:
Series 2002, 5.5% 8/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,136,050
Series 2003 A, 5.25% 10/1/13 (FSA Insured)	1,900,000	2,048,105
Series 2004 A, 5% 3/1/34	5,700,000	5,868,606
Series 2006:
5% 1/1/19	1,500,000	1,732,515
5.5% 1/1/31	1,000,000	1,196,160
Series 2009 A, 3.5% 9/1/13	1,500,000	1,564,095
Series 2010:
5% 1/1/14	2,000,000	2,151,840
5% 1/1/23 (FSA Insured)	2,100,000	2,354,499
Illinois Health Facilities Auth. Rev.:
(Delnor-Cmnty. Hosp. Proj.):
Series 2002 A, 5.25% 5/15/22 (FSA Insured)	1,175,000	1,299,092
Series 2002 D, 5.25% 5/15/32 (FSA Insured)	1,000,000	1,054,570
5.25% 5/15/32 (FSA Insured)	590,000	622,196
(Lake Forest Hosp. Proj.) Series A, 6% 7/1/17	2,700,000	2,760,318
(Sherman Hosp. Proj.) 5.25% 8/1/27 (AMBAC Insured)	1,000,000	1,000,450
Illinois Muni. Elec. Agcy. Pwr. Supply Series A, 5.25% 2/1/20	3,360,000	3,809,870
Illinois Sales Tax Rev.:
Series 2005, 5% 6/15/30 (FSA Insured)	3,000,000	3,174,870
Series 2010, 5% 6/15/15	4,300,000	4,863,386
Jersey & Greene Counties Cmnty. Unit School District #100 Series 2003, 0% 12/1/18 (FSA Insured)	1,100,000	868,560
Joliet School District #86 Gen. Oblig. Series 2002:
0% 11/1/19 (FSA Insured)	2,260,000	1,714,368
0% 11/1/20 (FSA Insured)	3,850,000	2,794,022
Kane & DeKalb Counties Cmnty. Unit School District #302 Series 2004, 0% 2/1/22 (FGIC Insured)	5,025,000	3,336,349
Kane, McHenry, Cook & DeKalb Counties Unit School District #300:
Series 2001, 0% 12/1/17 (AMBAC Insured)	1,000,000	835,400
Series 2007, 6.5% 1/1/20 (AMBAC Insured)	900,000	1,163,664
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Lake County Cmnty. Consolidated School District #73 Gen. Oblig.:
0% 12/1/16 (Escrowed to Maturity)	$ 260,000	$ 247,894
0% 12/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	840,000	750,044
Lake County Cmnty. Unit School District #95, Lake Zurich Series 2000 B, 0% 12/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,000,000	2,400,810
Lake County Forest Preservation District Series 2007 A, 0.716% 12/15/13 (c)	855,000	843,398
Lake County Warren Township High School District #121, Gurnee Series C, 5.5% 3/1/23 (AMBAC Insured)	1,000,000	1,083,460
Madison County Cmnty. United School District #007 Series A, 5% 12/1/15 (FSA Insured)	1,000,000	1,121,770
Metropolitan Pier & Exposition:
(McCormick Place Expansion Proj.):
Series 1992 A, 0% 6/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,600,000	1,433,648
Series 2002 A, 5.75% 6/15/41 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,400,000	1,420,524
Series 2010 B1, 0% 6/15/44 (FSA Insured)	17,275,000	2,927,767
Series A, 0% 12/15/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,155,000	2,795,677
Series 2010 B1:
0% 6/15/43 (FSA Insured)	14,500,000	2,603,910
0% 6/15/45 (FSA Insured)	9,500,000	1,524,085
0% 6/15/47 (FSA Insured)	3,800,000	544,426
0% 6/15/15 (Escrowed to Maturity)	1,885,000	1,831,315
0% 6/15/15 (FGIC Insured) (Nat'l. Pub. Fin. Guarantee Corp. Insured)	3,365,000	3,061,241
Quincy Hosp. Rev. Series 2007, 5% 11/15/14	1,015,000	1,087,877
Schaumburg Village Gen. Oblig. Series B, 5% 12/1/38 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,900,000	2,013,335
Univ. of Illinois Rev.:
(Auxiliary Facilities Sys. Proj.):
Series 1999 A, 0% 4/1/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,015,000	1,556,346
Series 2009 A, 5.75% 4/1/38	4,870,000	5,383,055
Series 2010 A:
5% 4/1/25	1,700,000	1,935,195
5.25% 4/1/30	1,020,000	1,138,045
Municipal Bonds - continued
	Principal Amount	Value
Illinois - continued
Will County Cmnty. Unit School District #365-U:
0% 11/1/14 (Escrowed to Maturity)	$ 595,000	$ 581,470
0% 11/1/14 (FSA Insured)	505,000	478,811
0% 11/1/16 (Escrowed to Maturity)	420,000	399,076
0% 11/1/16 (FSA Insured)	1,280,000	1,124,851
0% 11/1/18 (Escrowed to Maturity)	945,000	856,690
0% 11/1/18 (FSA Insured)	4,085,000	3,316,979
0% 11/1/19 (Escrowed to Maturity)	1,290,000	1,129,756
0% 11/1/19 (FSA Insured)	8,310,000	6,424,793
Winnebago County School District No. 122 Harlem-Loves Park Rev.:
0% 1/1/15 (FSA Insured)	2,675,000	2,481,223
0% 1/1/15 (FSA Insured) (Escrowed to Maturity)	1,605,000	1,568,583
		298,173,697
Indiana - 2.4%
Beech Grove School Bldg. Corp. Series 1996, 5.625% 7/5/24 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,875,000	3,519,891
Carlisle-Sullivan Independent School Bldg. Corp. Series 2007, 5% 7/15/20 (FSA Insured)	1,000,000	1,125,000
Franklin Cmnty. Multi-School Bldg. Corp. 5% 7/15/20 (FSA Insured)	1,525,000	1,725,568
Franklin Township Independent School Bldg. Corp., Marion County 5% 7/15/20 (AMBAC Insured)	3,540,000	4,039,883
Hammond School Bldg. Corp. Series 2004, 5% 7/15/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,072,720
Hobart Bldg. Corp. Series 2006, 6.5% 1/15/29 (FGIC Insured)	3,100,000	3,922,492
Indiana Fin. Auth. Health Sys. Rev. (Sisters of Saint Francis Health Svcs., Inc. Obligated Group Proj.) Series 2009 A, 5.25% 11/1/39	1,700,000	1,834,351
Indiana Health & Edl. Facilities Fing. Auth. Rev.:
(Sisters of St. Francis Health Svcs., Inc. Proj.) Series 2006 E, 5.25% 5/15/41 (FSA Insured)	1,600,000	1,694,032
Bonds (Ascension Health Sr. Cr. Group Proj.) Series 2006 B1, 4.1%, tender 11/3/16 (c)	5,000,000	5,610,850
Indiana Health Facility Fing. Auth. Rev. Bonds (Ascension Health Cr. Group Proj.):
Series 2001 A1, 1.5%, tender 8/1/14 (c)	1,600,000	1,622,032
Series 2001 A2, 1.6%, tender 2/1/17 (c)	2,800,000	2,812,068
Indiana Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2011 A, 5% 1/1/21	800,000	974,568
Municipal Bonds - continued
	Principal Amount	Value
Indiana - continued
Indiana St Fin. Auth. Wastewtr.:
Series 2011 A, 5.25% 10/1/26	$ 1,000,000	$ 1,189,300
Series 2011 B, 5% 10/1/41	2,000,000	2,134,060
Indiana Trans. Fin. Auth. Hwy. Rev. Series 1993 A, 0% 6/1/17 (AMBAC Insured)	1,000,000	892,320
Indianapolis Local Pub. Impt. Bond Bank (Wtrwks. Proj.):
Series 2007 L, 5.25% 7/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,140,780
Series A, 5.5% 1/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,005,000	1,162,524
Indianapolis Thermal Energy Sys. Series 2010 B, 5% 10/1/19	8,390,000	10,083,522
Jasper County Indl. Poll. Ctl. Rev. (Northern Indiana Pub. Svc. Co. Proj.) Series 1988 C, 5.6% 11/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,124,490
Muncie School Bldg. Corp. Series 2005, 5.25% 1/10/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,630,000	1,700,172
Purdue Univ. Rev. (Student Facilities Sys. Proj.) Series 2009 B:
5% 7/1/27	1,220,000	1,429,645
5% 7/1/35	1,000,000	1,121,400
Wayne Township Marion County School Bldg. Corp. Series 2007, 5.5% 7/15/27 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	700,000	786,786
		52,718,454
Kansas - 0.2%
Kansas Dev. Fin. Auth. Health Facilities Rev.:
(Hays Med. Ctr. Proj.) Series 2005 L, 5.25% 11/15/14	650,000	718,257
(KU Health Sys. Proj.) Series 2011 H, 5% 3/1/34	1,000,000	1,054,290
Lawrence Hosp. Rev. Series 2006:
5.125% 7/1/14	520,000	561,506
5.25% 7/1/15	200,000	221,466
Olathe Health Facilities Rev. Bonds (Olathe Med. Ctr. Proj.) Series 2008 A, 4.125%, tender 3/1/13 (c)	1,000,000	1,015,560
Wichita Hosp. Facilities Rev. (Via Christi Health Sys., Inc. Proj.) Series 2009 X:
4% 11/15/18	400,000	435,908
5% 11/15/17	1,000,000	1,139,000
		5,145,987
Municipal Bonds - continued
	Principal Amount	Value
Kentucky - 1.1%
Ashland Med. Ctr. Rev. (Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 B, 5% 2/1/21	$ 1,185,000	$ 1,325,541
Kentucky Econ. Dev. Fin. Auth. Hosp. Rev. (Baptist Healthcare Sys. Proj.) Series A, 5% 8/15/17	3,000,000	3,491,400
Kentucky Econ. Dev. Fin. Auth. Rev.:
(Ashland Hosp. Corp. d/b/a/ King's Daughters Med. Ctr. Proj.) Series 2010 A, 5% 2/1/30	1,605,000	1,695,891
(Ashland Hosp. Corp./King's Daughters Med. Ctr. Proj.) Series 2008 C, 6.125% 2/1/38	5,000,000	5,586,750
Louisville & Jefferson County Metropolitan Govt. Health Facilities Rev. (Jewish Hosp. & St. Mary's HealthCare Proj.) Series 2008, 6.125% 2/1/37	10,625,000	11,265,688
Louisville & Jefferson County Metropolitan Swr. District Swr. & Drain Sys. Rev. Series A, 5.25% 5/15/37 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	500,000	540,270
Pikeville Hosp. Rev. (Pikeville Med. Ctr., Inc. Proj.) Series 2011, 6.5% 3/1/41	1,000,000	1,140,450
		25,045,990
Louisiana - 0.4%
Louisiana Military Dept. Custody Receipts 5% 8/1/12	575,000	585,569
Louisiana Pub. Facilities Auth. Rev. (Nineteenth Judicial District Court Proj.) Series 2007:
5.375% 6/1/32 (FGIC Insured)	1,500,000	1,627,200
5.5% 6/1/41 (FGIC Insured)	4,770,000	5,147,975
New Orleans Gen. Oblig. Series 2005, 5.25% 12/1/23 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,063,240
Tobacco Settlement Fing. Corp. Series 2001 B, 5.5% 5/15/30	620,000	628,686
		9,052,670
Maine - 0.3%
Maine Health & Higher Ed. Facilities Auth. Rev. Series 2008 D, 5.75% 7/1/38	1,800,000	2,020,842
Maine Tpk. Auth. Tpk. Rev.:
Series 2004, 5.25% 7/1/30	1,000,000	1,040,560
Series 2007:
5.25% 7/1/27 (AMBAC Insured)	1,065,000	1,195,143
5.25% 7/1/37 (AMBAC Insured)	1,500,000	1,630,650
		5,887,195
Municipal Bonds - continued
	Principal Amount	Value
Maryland - 0.5%
Maryland Econ. Dev. Corp. Student Hsg. Rev. (Towson Univ. Proj.) Series A, 5.25% 7/1/24	$ 1,000,000	$ 1,047,360
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Doctors Cmnty. Hosp. Proj.) Series 2010, 5.75% 7/1/38	680,000	689,459
(Univ. of Maryland Med. Sys. Proj.) Series 2008 F, 5% 7/1/17	1,600,000	1,822,080
(Upper Chesapeake Hosp. Proj.) Series 2008 C:
5.5% 1/1/18	695,000	775,690
6% 1/1/38	4,200,000	4,469,850
(Washington County Health Sys. Proj.) Series 2008, 6% 1/1/43	1,100,000	1,149,918
Bonds (Johns Hopkins Health Sys. Obligated Group Proj.) Series 2008 B, 5%, tender 5/15/15 (c)	1,400,000	1,575,084
		11,529,441
Massachusetts - 1.1%
Massachusetts Dev. Fin. Agcy. Rev. Series I, 6.75% 1/1/36	1,000,000	1,104,860
Massachusetts Gen. Oblig.:
Series 2003 D, 5.25% 10/1/20 (Pre-Refunded to 10/1/13 @ 100)	1,100,000	1,188,429
Series 2004 D, 5% 12/1/23 (Pre-Refunded to 12/1/14 @ 100)	1,100,000	1,233,518
Series 2007 A, 0.819% 5/1/37 (c)	2,000,000	1,559,540
Massachusetts Health & Edl. Facilities Auth. Rev. (CareGroup, Inc. Proj.) Series 2008 E1, 5.125% 7/1/33	1,000,000	1,042,920
Massachusetts School Bldg. Auth. Dedicated Sales Tax Rev.:
Series 2005 A:
5% 8/15/23	3,000,000	3,392,100
5% 8/15/24	5,000,000	5,635,000
5% 8/15/30	2,500,000	2,785,375
Series 2007 A:
4.5% 8/15/35	1,600,000	1,697,200
5% 8/15/22 (AMBAC Insured)	2,890,000	3,435,314
Springfield Gen. Oblig. Series 2005, 5% 8/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,040,000	2,272,601
		25,346,857
Municipal Bonds - continued
	Principal Amount	Value
Michigan - 3.3%
Clarkston Cmnty. Schools Series 2008, 5% 5/1/12 (FSA Insured)	$ 1,400,000	$ 1,416,058
Detroit Swr. Disp. Rev.:
Series 2001 E, 5.75% 7/1/31 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	1,600,000	1,823,808
Series 2003 B, 7.5% 7/1/33 (FSA Insured)	1,200,000	1,516,284
Series 2006, 5% 7/1/36	2,300,000	2,322,540
Detroit Wtr. Supply Sys. Rev.:
Series 2003 A, 5% 7/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,100,000	2,115,540
Series 2004 A, 5.25% 7/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,090,390
Series 2005 B, 5.5% 7/1/35 (Berkshire Hathaway Assurance Corp. Insured) (FGIC Insured)	2,665,000	2,898,427
Series 2006 B:
6.25% 7/1/36 (FSA Insured)	1,500,000	1,731,180
7% 7/1/36 (FSA Insured)	1,400,000	1,687,952
DeWitt Pub. Schools Gen. Oblig. Series 2008, 5% 5/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,415,000	1,492,061
Ferris State Univ. Rev. Series 2005, 5% 10/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,395,000	1,495,008
Fowlerville Cmnty. School District Series 2004, 5.25% 5/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,100,000	1,198,604
Kent Hosp. Fin. Auth. Hosp. Facilities Rev. Bonds (Spectrum Health Sys. Proj.) Series 2008 A, 5.5%, tender 1/15/15 (c)	1,200,000	1,335,792
Lansing Board Wtr. & Lt. Rev. 5.5% 7/1/41	1,000,000	1,151,880
Lapeer Cmnty. Schools Series 2007, 5% 5/1/33 (FSA Insured)	800,000	867,680
Lincoln Consolidated School District Series 2008, 5% 5/1/19 (FSA Insured)	1,355,000	1,570,906
Michigan Bldg. Auth. Rev.:
Series IA 5.375% 10/15/41	1,000,000	1,115,550
Series IA, 5.5% 10/15/45	2,000,000	2,261,440
Michigan Gen. Oblig. Series 2007, 5.25% 9/15/21 (FSA Insured)	3,625,000	4,197,750
Michigan Hosp. Fin. Auth. Rev.:
(McLaren Health Care Corp. Proj.) Series 2008 A, 5.75% 5/15/38	2,000,000	2,168,360
(Sparrow Hosp. Proj.) Series 2007, 5% 11/15/15	1,390,000	1,523,607
(Trinity Health Sys. Proj.) Series 2008 A, 6.5% 12/1/33	3,500,000	4,137,245
Municipal Bonds - continued
	Principal Amount	Value
Michigan - continued
Michigan Muni. Bond Auth. Rev.:
(Detroit School District Proj.) Series B, 5% 6/1/12 (FSA Insured)	$ 1,000,000	$ 1,011,640
Series 2009, 5% 10/1/26	4,165,000	4,966,763
Michigan Strategic Fund Ltd. Oblig. Rev. Bonds (Detroit Edison Co. Proj.) Series 2008 ET1, 5.25%, tender 8/1/14 (c)	4,250,000	4,705,005
Michigan Tobacco Settlement Fin. Auth. Tobacco Settlement Asset Rev. Series 2007, 6% 6/1/34	1,000,000	796,730
Portage Pub. Schools Series 2008:
5% 5/1/16 (FSA Insured)	1,700,000	1,930,231
5% 5/1/23 (FSA Insured)	5,275,000	5,987,125
Royal Oak Hosp. Fin. Auth. Hosp. Rev. (William Beaumont Hosp. Proj.) Series 2009 V, 8.25% 9/1/39	900,000	1,111,635
South Redford School District Series 2005, 5% 5/1/22 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,575,000	1,749,431
Western Michigan Univ. Rev.:
5.25% 11/15/19 (Assured Guaranty Corp. Insured)	3,015,000	3,650,622
5.25% 11/15/22 (Assured Guaranty Corp. Insured)	4,640,000	5,447,221
Willow Run Cmnty. Schools County of Washtenaw Series 2005, 5% 5/1/19 (FSA Insured)	1,000,000	1,112,090
		73,586,555
Minnesota - 1.7%
Duluth Independent School District #709 Ctfs. of Prtn. Series 2009 B, 4% 3/1/21	1,765,000	1,953,855
Elk River Independent School District #728 Series 2002 A:
5.25% 2/1/19 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	3,450,000	3,605,285
5.25% 2/1/20 (FSA Insured) (Pre-Refunded to 2/1/13 @ 100)	2,850,000	2,978,279
Maple Grove Health Care Sys. Rev. (Maple Grove Hosp. Corp. Proj.) Series 2007, 5.25% 5/1/28	1,000,000	1,032,730
Minneapolis & Saint Paul Metropolitan Arpts. Commission Arpt. Rev. Series 2007 A, 5% 1/1/22	8,845,000	9,952,217
Minneapolis Health Care Sys. Rev. (Fairview Health Svcs. Proj.) Series 2008 B, 6.5% 11/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,167,200
Minnesota Gen. Oblig. 5% 8/1/22	2,000,000	2,352,860
Minnesota Higher Ed. Facilities Auth. Rev. (Macalester College Proj.) Series 6, 5% 3/1/20	2,190,000	2,500,016
Saint Paul Port Auth. Lease Rev. (HealthEast Midway Campus Proj.) Series 2003 A, 5.75% 5/1/25	700,000	718,858
Municipal Bonds - continued
	Principal Amount	Value
Minnesota - continued
Southern Minnesota Muni. Pwr. Agcy. Pwr. Supply Sys. Rev. Series 2009 A, 5% 1/1/21	$ 1,915,000	$ 2,269,141
St. Louis Park Health Care Facilities Rev. (Park Nicollet Health Svcs. Proj.):
Series 2008 C, 5.5% 7/1/17	1,225,000	1,397,897
Series 2009, 5.75% 7/1/39	6,690,000	7,238,045
St. Paul Hsg. & Redev. Auth. Health Care Facilities Rev. (HealthPartners Oblig. Group Proj.) Series 2006, 5.25% 5/15/36	1,000,000	1,025,830
		38,192,213
Mississippi - 0.1%
Mississippi Hosp. Equip. & Facilities Auth. (Mississippi Baptist Med. Proj.) Series 2007 A, 5% 8/15/15	1,500,000	1,615,515
Missouri - 0.1%
Metropolitan St. Louis Swr. District Wastewtr. Sys. Rev. Series 2008 A, 5.75% 5/1/38	1,000,000	1,137,680
Missouri Envir. Impt. & Energy Resources Auth. Wtr. Poll. Cont. & Drinking Wtr. Rev.:
5.125% 1/1/21	125,000	129,003
5.125% 1/1/21 (Pre-Refunded to 1/1/13 @ 100)	875,000	913,798
Saint Louis County Indl. Dev. Auth. Sr. Living Facilities Rev. (Friendship Village West County Proj.) Series A, 5.25% 9/1/16	940,000	978,305
		3,158,786
Montana - 0.3%
Forsyth Poll. Cont. Rev. (Portland Gen. Elec. Co. Proj.) Series 1998 A, 5% 5/1/33	2,900,000	3,202,760
Montana Facility Fin. Auth. Rev. (Sisters of Charity of Leavenworth Health Sys. Proj.) Series 2010 A, 4.75% 1/1/40	3,000,000	3,222,750
		6,425,510
Nebraska - 0.2%
Central Plains Energy Proj. Rev. (Nebraska Gas Proj.) Series 2007 B, 0.853% 12/1/17 (c)	1,000,000	834,480
Douglas County Hosp. Auth. #2 Health Facilities Rev. (Children's Hosp. Proj.) Series 2008 B, 6% 8/15/24	1,915,000	2,164,199
Omaha Pub. Pwr. District Elec. Rev. Series A, 5% 2/1/46	2,000,000	2,064,320
		5,062,999
Municipal Bonds - continued
	Principal Amount	Value
Nevada - 0.7%
Clark County Wtr. Reclamation District:
Series 2009 A, 5.25% 7/1/29 (Berkshire Hathaway Assurance Corp. Insured)	$ 1,400,000	$ 1,615,936
5.625% 7/1/32	10,730,000	12,220,397
Las Vegas Valley Wtr. District Wtr. Impt. Gen. Oblig.:
Series 2003 B, 5.25% 6/1/17 (Pre-Refunded to 12/1/12 @ 100)	500,000	520,745
Series 2011 C, 5% 6/1/24	1,900,000	2,240,974
		16,598,052
New Hampshire - 0.4%
New Hampshire Bus. Fin. Auth. Rev. Series 2009 A, 6.125% 10/1/39	2,900,000	3,043,202
New Hampshire Health & Ed. Facilities Auth. Hosp. Rev. (Catholic Med. Ctr. Proj.) Series 2002 A, 5.75% 7/1/22	330,000	335,310
New Hampshire Health & Ed. Facilities Auth. Rev. (Dartmouth-Hitchcock Obligated Group Proj.) Series 2002, 5.5% 8/1/27 (FSA Insured)	1,000,000	1,018,630
New Hampshire Tpk. Sys. Rev. 5% 10/1/19	2,890,000	3,548,978
		7,946,120
New Jersey - 1.3%
Garden State Preservation Trust Open Space & Farmland Preservation Series 2005 A, 5.8% 11/1/19 (FSA Insured)	600,000	714,606
New Jersey Ctfs. of Prtn. Series 2009 A:
5% 6/15/14	5,000,000	5,407,750
5.125% 6/15/24	1,500,000	1,702,860
5.25% 6/15/28	1,000,000	1,113,420
New Jersey Econ. Dev. Auth. School Facilities Construction Rev.:
Series 2005 O:
5.125% 3/1/28	600,000	646,554
5.25% 3/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,106,630
5.25% 3/1/23	1,000,000	1,099,040
5.25% 3/1/25	800,000	880,496
5.25% 3/1/26	600,000	656,598
Series 2009 Z, 6% 12/15/34 (Assured Guaranty Corp. Insured)	2,500,000	2,898,275
Series 2011 EE, 5% 9/1/20	4,650,000	5,634,312
New Jersey Tobacco Settlement Fing. Corp. Series 2003, 6.375% 6/1/32 (Pre-Refunded to 6/1/13 @ 100)	1,430,000	1,525,324
Municipal Bonds - continued
	Principal Amount	Value
New Jersey - continued
New Jersey Trans. Trust Fund Auth.:
Series 2001 A, 6% 6/15/35	$ 1,300,000	$ 1,554,137
Series 2003 C, 5.5% 6/15/22 (Pre-Refunded to 6/15/13 @ 100)	1,500,000	1,607,580
Series 2005 B, 5.25% 12/15/22 (AMBAC Insured)	400,000	493,368
Series 2011 B, 5% 6/15/42	2,600,000	2,837,432
		29,878,382
New Mexico - 0.2%
New Mexico Edl. Assistance Foundation Series 2010 A1, 5% 12/1/18	3,000,000	3,531,840
New York - 8.8%
Erie County Indl. Dev. Agcy. School Facilities Rev. (Buffalo City School District Proj.):
Series 2003, 5.75% 5/1/16 (Pre-Refunded to 5/1/13 @ 100)	600,000	640,974
Series 2004:
5.75% 5/1/17 (FSA Insured)	1,400,000	1,534,064
5.75% 5/1/24 (FSA Insured)	2,225,000	2,395,947
5.75% 5/1/26 (FSA Insured)	525,000	563,540
Hudson Yards Infrastructure Corp. New York Rev. Series 2012 A, 5.75% 2/15/47	3,400,000	3,839,076
Long Island Pwr. Auth. Elec. Sys. Rev. Series A, 5% 12/1/26 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,099,320
New York City Gen. Oblig.:
Series 2005 F1, 5.25% 9/1/14	700,000	784,861
Series 2005 G, 5% 8/1/15	2,800,000	3,205,496
Series 2008 A1, 5.25% 8/15/27	2,200,000	2,603,304
Series 2008 D1, 5.125% 12/1/23	1,000,000	1,176,490
Series 2009 I-1, 5.625% 4/1/29	1,000,000	1,220,560
Series F-1, 5% 9/1/25	3,000,000	3,387,900
New York City Indl. Dev. Agcy. Civic Facility Rev. (Polytechnic Univ. NY Proj.) 5.25% 11/1/27 (ACA Finl. Guaranty Corp. Insured)	1,065,000	1,100,603
New York City Indl. Dev. Agcy. Rev.:
(Queens Ballpark Co. LLC Proj.) Series 2006, 5% 1/1/22 (AMBAC Insured)	1,000,000	1,005,570
(Yankee Stadium Proj.) Series 2006, 5% 3/1/31	1,000,000	1,024,600
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.:
Series 2002 A, 5.125% 6/15/34	200,000	202,808
Series 2003 E, 5% 6/15/34	1,200,000	1,252,248
Series 2007 DD, 4.75% 6/15/36	1,065,000	1,131,190
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev.: - continued
Series 2009 A, 5.75% 6/15/40	$ 5,400,000	$ 6,309,144
Series 2009 CC, 5% 6/15/34	3,585,000	3,930,092
Series 2009 EE, 5.25% 6/15/40	3,300,000	3,687,915
Series 2009 FF 2, 5.5% 6/15/40	4,800,000	5,488,752
Series 2011 EE, 5.375% 6/15/43	15,865,000	18,180,179
Series GG, 5% 6/15/43	2,300,000	2,554,012
New York City Transitional Fin. Auth. Bldg. Aid Rev.:
Series 2009 S2:
6% 7/15/33	6,415,000	7,572,972
6% 7/15/38	13,000,000	15,147,080
Series 2009 S3, 5.25% 1/15/39	7,000,000	7,677,390
Series 2009 S4:
5.5% 1/15/39	1,200,000	1,342,200
5.75% 1/15/39	2,500,000	2,842,650
Series 2011 S2 A, 5% 7/15/40	5,800,000	6,362,600
New York City Transitional Fin. Auth. Rev.:
Series 2004 B:
5% 8/1/32	4,195,000	4,369,890
5% 8/1/32 (Pre-Refunded to 8/1/13 @ 100)	5,000	5,347
Series 2004 C, 5% 2/1/33 (FGIC Insured)	1,000,000	1,058,170
New York Dorm. Auth. Personal Income Tax Rev.:
(Ed. Proj.):
Series 2006 D, 5% 3/15/20	3,500,000	4,097,240
Series 2007 A, 5% 3/15/32	3,900,000	4,275,063
Series 2008 B, 5.75% 3/15/36	5,500,000	6,439,510
Series 2009 A, 5% 2/15/34	1,750,000	1,945,808
New York Dorm. Auth. Revs.:
(City Univ. Sys. Consolidation Proj.) Series A, 5.75% 7/1/13	560,000	582,982
(New York Univ. Hosp. Ctr. Proj.):
Series 2006 A, 5% 7/1/16	2,200,000	2,498,210
Series 2007 A, 5% 7/1/14	1,000,000	1,084,050
Series 2007 B, 5.25% 7/1/24	400,000	429,328
Bonds (State Univ. Edl. Facilities Proj.) Series 2002 B, 5.25%, tender 5/15/12 (FGIC Insured) (c)	3,900,000	3,954,054
New York Metropolitan Trans. Auth. Rev.:
Series 2003 B:
5.25% 11/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,070,860
5.25% 11/15/19 (FGIC Insured)	3,000,000	3,696,990
Municipal Bonds - continued
	Principal Amount	Value
New York - continued
New York Metropolitan Trans. Auth. Rev.: - continued
Series 2005 B, 5% 11/15/35 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	$ 1,100,000	$ 1,148,015
Series 2008 A, 5.25% 11/15/36	4,600,000	4,965,424
Series 2008 C, 6.5% 11/15/28	3,600,000	4,437,540
Series 2011 A, 5% 11/15/41	3,000,000	3,240,750
New York Sales Tax Asset Receivables Corp. Series 2005 A, 5.25% 10/15/27 (AMBAC Insured)	1,000,000	1,101,080
New York Thruway Auth. Gen. Rev.:
Series 2005 G, 5.25% 1/1/27	1,000,000	1,119,980
Series 2007 H:
5% 1/1/25	4,000,000	4,560,400
5% 1/1/26	2,500,000	2,847,300
New York Thruway Auth. Personal Income Tax Rev. Series 2007 A, 5.25% 3/15/25	2,000,000	2,356,460
New York Thruway Auth. Second Gen. Hwy. & Bridge Trust Fund Series 2007 A, 5% 4/1/21	1,900,000	2,183,176
Tobacco Settlement Asset Securitization Corp. Series 2002-1, 5.5% 7/15/24 (Pre-Refunded to 7/15/12 @ 100)	775,000	793,290
Tobacco Settlement Fing. Corp.:
Series 2003 A1, 5.25% 6/1/22 (AMBAC Insured)	2,400,000	2,533,512
Series 2003 B, 5.5% 6/1/18	2,640,000	2,686,174
Series 2003B 1C:
5.5% 6/1/19	1,100,000	1,177,110
5.5% 6/1/20 (FGIC Insured)	1,000,000	1,068,570
5.5% 6/1/21	4,060,000	4,332,223
5.5% 6/1/22	1,100,000	1,171,621
Series 2011:
5% 6/1/17	4,000,000	4,705,240
5% 6/1/17	3,600,000	4,234,716
		195,433,620
North Carolina - 1.1%
Catawba County Ctfs. of Prtn. (Pub. School and Cmnty. College Proj.) Series 2004, 5.25% 6/1/19 (Pre-Refunded to 6/1/14 @ 100)	1,800,000	2,000,286
Charlotte Int'l. Arpt. Rev. (Charlotte Douglas Int'l. Arpt. Proj.) Series 2010 A:
5% 7/1/21	1,000,000	1,197,780
5% 7/1/22	1,965,000	2,337,171
5% 7/1/23	2,075,000	2,447,297
Municipal Bonds - continued
	Principal Amount	Value
North Carolina - continued
Dare County Ctfs. of Prtn. Series 2004, 5.25% 6/1/21 (AMBAC Insured)	$ 1,110,000	$ 1,180,385
Nash Health Care Sys. Health Care Facilities Rev. Series 2003, 5.5% 11/1/26 (FSA Insured)	1,200,000	1,366,176
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Series 2009 B, 5% 1/1/26	3,600,000	4,063,068
North Carolina Med. Care Cmnty. Health (Memorial Mission Hosp. Proj.) Series 2007, 5% 10/1/20	1,000,000	1,143,090
North Carolina Med. Care Commission Health Care Facilities Rev. (Rex Healthcare Proj.) Series 2010 A, 5% 7/1/30	2,780,000	2,993,254
North Carolina Muni. Pwr. Agcy. #1 Catawba Elec. Rev. Series 2009 A, 5% 1/1/30	1,000,000	1,110,790
Raleigh Durham Arpt. Auth. Arpt. Rev. Series 2010 A, 5% 5/1/32	2,900,000	3,250,958
Randolph County Ctfs. of Prtn. 5% 2/1/20 (AMBAC Insured)	1,500,000	1,666,110
		24,756,365
North Dakota - 0.4%
Cass County Health Care Facilities Rev. (Essentia Health Obligated Group Proj.) Series 2008, 5.125% 2/15/37 (Assured Guaranty Corp. Insured)	1,500,000	1,600,080
Grand Forks Health Care Sys. Rev. (Altru Health Sys. Proj.) 5% 12/1/13 (Assured Guaranty Corp. Insured)	1,675,000	1,755,434
Mclean County Solid Waste Facilities Rev. (Great River Energy Projects) Series 2010 B, 5.15% 7/1/40	3,700,000	3,965,734
Ward County Health Care Facility Rev. (Trinity Med. Ctr. Proj.) Series 2006, 5.125% 7/1/21	1,065,000	1,099,485
		8,420,733
Ohio - 0.9%
Buckeye Tobacco Settlement Fing. Auth.:
Series 2007 A1:
5% 6/1/16	1,500,000	1,610,760
5% 6/1/17	1,755,000	1,885,397
Series 2007 A2:
5.75% 6/1/34	2,000,000	1,488,480
6.5% 6/1/47	1,100,000	895,697
Series A-2, 5.875% 6/1/47	800,000	593,440
Cleveland Gen. Oblig. Series C:
5.25% 11/15/18 (FGIC Insured)	1,090,000	1,299,149
5.25% 11/15/19 (FGIC Insured)	1,050,000	1,256,325
Municipal Bonds - continued
	Principal Amount	Value
Ohio - continued
Lake County Hosp. Facilities Rev. (Lake Hosp. Sys., Inc. Proj.) Series 2008 C, 6% 8/15/43	$ 2,500,000	$ 2,612,350
Lucas County Hosp. Rev. (ProMedica Heathcare Oblig. Group Proj.) Series 2011 A, 6.5% 11/15/37	1,900,000	2,279,601
Ohio Wtr. Dev. Auth. Poll. Cont. Facilities Rev. Bonds (FirstEnergy Corp. Proj.) Series 2009 A, 5.875%, tender 6/1/16 (c)	4,000,000	4,513,520
Olentangy Local School District 5.5% 12/1/17 (FSA Insured)	35,000	35,552
Ross County Hosp. Facilities Rev. (Adena Health Sys. Proj.) Series 2008, 5.75% 12/1/35	2,300,000	2,499,617
		20,969,888
Oklahoma - 0.7%
Oklahoma City Pub. Property Auth. Hotel Tax Rev. Series 2005, 5.5% 10/1/21 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,109,480
Oklahoma Dev. Fin. Auth. Health Sys. Rev. (Integris Baptist Med. Ctr. Proj.) Series C:
5.5% 8/15/20	2,000,000	2,375,480
5.5% 8/15/22	2,400,000	2,803,128
Oklahoma Wtr. Resources Board Student Ln. Prog. Rev. Series 2010 B, 5% 10/1/35	6,845,000	7,859,566
Tulsa County Indl. Auth. Health Care Rev. Series 2006, 5% 12/15/17	1,205,000	1,401,584
		15,549,238
Oregon - 0.6%
Clackamas County Hosp. Facility Auth. Bonds (Legacy Health Sys. Proj.) Series 2009 B, 5%, tender 7/15/12 (c)	8,000,000	8,137,040
Forest Grove Campus Impt. Rev. (Pacific Univ. Proj.) Series 2009, 6.375% 5/1/39	1,800,000	1,849,068
Oregon State Dept. of Administrative Svcs. Lottery Rev. Series 2011 A, 5.25% 4/1/31	1,900,000	2,272,077
Polk Marion & Benton School District # 13J Series B, 0% 12/15/38	2,115,000	701,524
Yamhill County School District #029J Newberg Series 2005, 5.5% 6/15/18 (FGIC Insured)	1,000,000	1,251,650
		14,211,359
Municipal Bonds - continued
	Principal Amount	Value
Pennsylvania - 1.3%
Allegheny County Hosp. Dev. Auth. Rev.:
(Pittsburgh Med. Ctr. Proj.):
Series A, 5% 9/1/14	$ 2,400,000	$ 2,653,416
Series B, 5% 6/15/15	2,000,000	2,258,500
(Univ. of Pittsburgh Med. Ctr. Proj.) Series 2009 A:
4.7% 8/15/19	1,000,000	1,181,810
5% 8/15/20	3,000,000	3,527,820
Annville-Cleona School District Series 2005, 5.5% 3/1/21 (FSA Insured)	1,200,000	1,344,984
Canon McMillan School District Series 2002 B, 5.75% 12/1/35 (FGIC Insured)	1,000,000	1,021,440
Easton Area School District Series 2006, 7.75% 4/1/25 (FSA Insured)	500,000	625,360
Mifflin County School District Series 2007, 7.75% 9/1/30 (XL Cap. Assurance, Inc. Insured)	400,000	498,068
Pennsylvania Gen. Oblig. Second Series 2006, 5% 3/1/20 (Pre-Refunded to 3/1/17 @ 100)	700,000	847,945
Philadelphia Gas Works Rev.:
(1975 Gen. Ordinance Proj.) Seventeenth Series, 5.375% 7/1/20 (FSA Insured)	500,000	519,515
(1998 Gen. Ordinance Proj.):
Fifth Series A1, 5% 9/1/33 (FSA Insured)	150,000	153,488
Ninth Series, 5.25% 8/1/40	3,800,000	3,918,142
Seventh Series, 5% 10/1/37 (AMBAC Insured)	2,100,000	2,131,899
Philadelphia Gen. Oblig.:
Series 2008 A, 5.25% 12/15/32 (FSA Insured)	2,500,000	2,718,750
Series 2008 B, 7.125% 7/15/38 (Assured Guaranty Corp. Insured)	1,000,000	1,152,610
Philadelphia School District Series 2005 A, 5% 8/1/22 (AMBAC Insured)	300,000	318,636
Southeastern Pennsylvania Trans. Auth. Rev. Series 2011, 5% 6/1/22	1,000,000	1,209,600
Westmoreland County Muni. Auth. Muni. Svc. Rev. Series 2001 A, 0% 8/15/20 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,500,000	1,882,850
		27,964,833
Puerto Rico - 0.3%
Puerto Rico Govt. Dev. Bank Series 2006 B, 5% 12/1/12	1,500,000	1,549,185
Puerto Rico Pub. Bldg. Auth. Rev.:
Bonds Series M2:
5.5%, tender 7/1/17 (AMBAC Insured) (c)	800,000	875,336
Municipal Bonds - continued
	Principal Amount	Value
Puerto Rico - continued
Puerto Rico Pub. Bldg. Auth. Rev.: - continued
Bonds Series M2:
5.75%, tender 7/1/17 (c)	$ 1,500,000	$ 1,659,555
Series N, 5.5% 7/1/22	1,300,000	1,397,916
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series 2007 A, 0% 8/1/41 (FGIC Insured)	2,400,000	474,768
		5,956,760
Rhode Island - 0.1%
Rhode Island Health & Edl. Bldg. Corp. Higher Ed. Facilities Rev.:
(Lifespan Corp. Proj.) Series A, 5% 5/15/15 (FSA Insured)	1,000,000	1,099,200
Series A, 5.25% 9/15/19 (AMBAC Insured)	1,410,000	1,529,991
		2,629,191
South Carolina - 1.4%
Anderson County Joint Muni. Wtr. Sys. Wtrwks. Sys. Rev. Series 2002, 5.5% 7/15/17 (Pre-Refunded to 7/15/12 @ 100)	1,790,000	1,832,656
Greenville County School District Installment Purp. Rev. 5% 12/1/13	3,450,000	3,701,229
Greenwood Fifty School Facilities Installment 5% 12/1/21 (Assured Guaranty Corp. Insured)	1,000,000	1,120,360
Lexington County Health Svcs. District, Inc. Hosp. Rev. Series 2007, 5% 11/1/14	1,000,000	1,104,560
Scago Edl. Facilities Corp. for Colleton School District (School Proj.):
5% 12/1/16 (Assured Guaranty Corp. Insured)	1,000,000	1,142,830
5% 12/1/18 (Assured Guaranty Corp. Insured)	1,880,000	2,118,873
South Carolina Jobs-Econ. Dev. Auth. Health Facilities Rev. (Bishop Gadsden Proj.) Series 2007, 5% 4/1/18	1,765,000	1,868,411
South Carolina Pub. Svc. Auth. (Santee Cooper) Rev. Oblig. Series 2012 C:
5% 12/1/15 (b)	3,220,000	3,555,427
5% 12/1/18 (b)	7,000,000	8,217,230
South Carolina Pub. Svc. Auth. Rev. (Santee Cooper Proj.) Series 2009 B, 5.25% 1/1/39	2,700,000	2,999,997
Spartanburg County Health Svcs. District, Inc. Hosp. Rev. 5.5% 4/15/18 (FSA Insured)	1,115,000	1,121,244
Univ. of South Carolina Athletic Facilities Rev. Series 2008 A, 5.5% 5/1/38	1,590,000	1,784,902
		30,567,719
Municipal Bonds - continued
	Principal Amount	Value
Tennessee - 0.6%
Clarksville Natural Gas Acquisition Corp. Gas Rev. Series 2006:
5% 12/15/13	$ 1,000,000	$ 1,058,650
5% 12/15/15	2,525,000	2,731,015
Elizabethton Health & Edl. Facilities Board Rev. Series 2000 B:
6% 7/1/12 (Escrowed to Maturity)	2,125,000	2,161,954
6.25% 7/1/13 (Escrowed to Maturity)	2,255,000	2,393,818
Jackson Hosp. Rev. (Jackson-Madison County Gen. Hosp. Proj.) Series 2008, 5.75% 4/1/41	1,500,000	1,643,715
Knox County Health Edl. & Hsg. Facilities Board Hosp. Facilities Rev. (Baptist Health Sys. of East Tennessee Proj.) Series 2002, 6.5% 4/15/31 (Pre-Refunded to 4/15/12 @ 101)	2,000,000	2,045,380
Knox County Health Edl. & Hsg. Facilities Board Rev. (Univ. Health Sys. Proj.) Series 2007, 5% 4/1/16	1,700,000	1,867,620
		13,902,152
Texas - 8.6%
Aledo Independent School District (School Bldg. Proj.) Series 2006 A, 5% 2/15/43	2,000,000	2,200,680
Austin Cmnty. College District Pub. Facilities Lease Rev. (Round Rock Campus Proj.) Series 2008, 5.5% 8/1/19	1,500,000	1,807,110
Austin Independent School District Series 2006, 5.25% 8/1/14	1,000,000	1,118,670
Bastrop Independent School District Series 2007:
5.25% 2/15/37	1,000,000	1,096,050
5.25% 2/15/42	3,255,000	3,554,981
Beaumont Independent School District Series 2009, 5% 2/15/24 (Assured Guaranty Corp. Insured)	1,025,000	1,196,124
Bexar Metropolitan Wtr. District Wtrwks. Sys. Rev.:
5% 5/1/19 (XL Cap. Assurance, Inc. Insured)	1,715,000	1,921,760
5% 5/1/20 (XL Cap. Assurance, Inc. Insured)	1,325,000	1,471,678
5.375% 5/1/19 (FSA Insured)	215,000	217,159
Boerne Independent School District Series 2004, 5.25% 2/1/35	25,000	25,686
Brazosport College District Series 2008, 5.5% 2/15/33 (Assured Guaranty Corp. Insured)	1,000,000	1,138,210
Canyon Reg'l. Wtr. Auth. Contract Rev. (Wells Ranch Proj.) 5% 8/1/21 (AMBAC Insured)	1,670,000	1,864,004
Comal Independent School District Series 1996, 0% 2/1/16	2,235,000	2,145,131
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Cotulla Independent School District Series 2007, 5.25% 2/15/37	$ 4,170,000	$ 4,558,352
Crowley Independent School District Series 2006, 5.25% 8/1/33	500,000	568,825
Dallas Area Rapid Transit Sales Tax Rev. Series 2008, 5.25% 12/1/38	5,615,000	6,221,308
Dallas Fort Worth Int'l. Arpt. Rev.:
Series 2009 A, 5% 11/1/22	1,500,000	1,681,710
Series A, 5% 11/1/42	5,200,000	5,540,704
Dallas Independent School District Series 2008, 6.375% 2/15/34	500,000	626,325
Dallas Wtrwks. & Swr. Sys. Rev. Series 2008, 5% 10/1/33	3,000,000	3,371,280
Denton Util. Sys. Rev. Series A, 5% 12/1/19 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,039,420
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100) (f)	1,035,000	1,065,201
Freer Independent School District Series 2007, 5.25% 8/15/37	1,000,000	1,101,590
Frisco Independent School District Series 2009, 5.375% 8/15/39 (Assured Guaranty Corp. Insured)	2,610,000	3,002,387
Granbury Independent School District 0% 8/1/19	1,000,000	867,220
Harris County Gen. Oblig. (Road Proj.):
Series 1996, 0% 10/1/13 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	1,978,560
Series 2008 B, 5.25% 8/15/47	11,600,000	12,663,024
Harris County Health Facilities Dev. Corp. Hosp. Rev. (Memorial Hermann Healthcare Sys. Proj.) Series 2008 B, 7.25% 12/1/35	1,200,000	1,418,340
Houston Arpt. Sys. Rev. Series 2011 B:
5% 7/1/25	1,460,000	1,692,651
5% 7/1/26	3,000,000	3,446,250
Houston Independent School District Series 2005 A, 0% 2/15/16	2,800,000	2,686,348
Humble Independent School District Series 2009, 5% 2/15/34	1,400,000	1,587,740
Judson Independent School District Series 2005 B, 5% 2/1/23 (FSA Insured)	1,245,000	1,324,730
Kermit Independent School District Series 2007, 5.25% 2/15/32	600,000	667,962
Lewisville Independent School District 0% 8/15/18	1,025,000	924,243
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Liberty Hill Independent School District (School Bldg. Proj.) Series 2006, 5.25% 8/1/35	$ 1,000,000	$ 1,114,800
Lower Colorado River Auth. Rev. Series 2008, 5.75% 5/15/37	1,500,000	1,595,595
Lower Colorado River Auth. Transmission Contract Rev. (LCRA Transmission Svcs. Corp. Proj.) Series 2003 C, 5% 5/15/33	600,000	610,410
Lubbock Cooper Independent School District:
5.75% 2/15/42 (Assured Guaranty Corp. Insured)	4,500,000	5,072,580
6% 2/15/49 (Assured Guaranty Corp. Insured)	5,000,000	5,663,350
Lubbock Gen. Oblig. (Wtrwks. Sys. Surplus Proj.) Series 2005, 5% 2/15/16 (FSA Insured)	1,260,000	1,418,281
Magnolia Independent School District Series 2005, 5.25% 8/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,300,000	1,416,948
Mansfield Independent School District 5.5% 2/15/17	15,000	15,065
McLennan County Jr. College District 5% 8/15/15 (FSA Insured)	1,120,000	1,233,859
New Caney Independent School District Series 2007 A, 5.25% 2/15/37	6,820,000	7,531,053
North Forest Independent School District Series A, 5% 8/15/18	2,125,000	2,458,859
North Harris County Reg'l. Wtr. Auth. Series 2005, 5.25% 12/15/17 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,000,000	2,241,400
North Texas Muni. Wtr. District Reg'l. Wastewtr. Sys. Rev. Series 2008:
5% 6/1/24	1,000,000	1,156,210
5% 6/1/25	2,100,000	2,420,040
North Texas Muni. Wtr. District Wtr. Sys. Rev. Series 2006, 5% 9/1/35	1,000,000	1,092,990
North Texas Tollway Auth. Dallas North Tollway Sys. Rev.:
Series 2003 A, 5% 1/1/28 (AMBAC Insured)	1,000,000	1,022,090
Series 2005 A, 5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100)	1,000,000	1,124,000
North Texas Tollway Auth. Rev.:
Bonds Series 2008 E3, 5.75%, tender 1/1/16 (c)	5,000,000	5,802,150
Series 2008 A:
6% 1/1/24	1,000,000	1,186,960
6% 1/1/25	6,000,000	7,089,300
Series 2008 I, 0% 1/1/42 (Assured Guaranty Corp. Insured) (a)	1,700,000	1,689,018
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
North Texas Tollway Auth. Rev.: - continued
Series 2009 A, 6.25% 1/1/39	$ 3,000,000	$ 3,394,260
Series 2011 A, 6% 9/1/41	1,600,000	1,925,968
Pflugerville Gen. Oblig. Series 2003 A, 5% 8/1/33 (FGIC Insured)	2,010,000	2,071,004
Port Houston Auth. Harris County Series 2010 D2, 5% 10/1/39	3,100,000	3,496,552
Prosper Independent School District:
Series 2005, 5.125% 8/15/30	400,000	439,560
Series 2007, 5.375% 8/15/33	2,400,000	2,753,136
Rockdale Independent School District Series 2007, 5.25% 2/15/37	800,000	889,424
San Antonio Elec. & Gas Sys. Rev. Series 2008, 5% 2/1/24	1,000,000	1,163,150
San Jacinto Cmnty. College District Series 2009, 5% 2/15/39	1,605,000	1,771,824
Seminole Independent School District Series A, 5% 2/15/21	3,200,000	3,724,128
Southwest Higher Ed. Auth. Rev. (Southern Methodist Univ. Proj.) Series 2010, 5% 10/1/35	600,000	673,866
Spring Branch Independent School District Series 2008, 5.25% 2/1/38	1,000,000	1,148,620
Tarrant County Cultural Ed. Facilities Fin. Corp. Hosp. Rev. (Baylor Health Care Sys. Proj.) Series 2009, 5.75% 11/15/24	1,800,000	2,110,122
Tarrant County Cultural Ed. Facilities Fin. Corp. Retirement Facility Rev. (Buckner Retirement Svcs. Proj.) 5% 11/15/15	1,000,000	1,085,530
Tarrant County Cultural Ed. Facilities Fin. Corp. Rev. 5% 2/15/16	4,500,000	5,110,380
Texas Gen. Oblig.:
(Trans. Commission Mobility Fund Proj.) Series 2005 A, 4.75% 4/1/35	2,430,000	2,603,526
Series B, 0% 10/1/13	1,000,000	977,900
Texas Muni. Pwr. Agcy. Rev.:
0% 9/1/15 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	2,340,000	2,226,065
0% 9/1/16 (Escrowed to Maturity)	15,000	14,376
0% 9/1/16 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	5,045,000	4,728,578
Texas Private Activity Bond Surface Trans. Corp.:
(LBJ Infrastructure Group LLC IH-635 Managed Lanes Proj.) Series 2010, 7% 6/30/40	2,100,000	2,366,889
Municipal Bonds - continued
	Principal Amount	Value
Texas - continued
Texas Private Activity Bond Surface Trans. Corp.: - continued
(NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2009, 6.875% 12/31/39	$ 2,300,000	$ 2,562,913
Texas Tpk. Auth. Central Texas Tpk. Sys. Rev. Series 2002 A, 5.5% 8/15/39	1,875,000	1,886,419
Texas Trans. Commission State Hwy. Fund Rev. Series 2007, 5% 4/1/21	1,300,000	1,537,185
Texas Wtr. Dev. Board Rev.:
Series 2008 B, 5.25% 7/15/23	1,000,000	1,187,470
Series B, 5.375% 7/15/16	1,000,000	1,003,340
Tyler Health Facilities Dev. Corp. Hosp. Rev. (Mother Frances Hosp. Reg'l. Health Care Ctr. Proj.) 6% 7/1/27 (Pre-Refunded to 7/1/12 @ 100)	1,000,000	1,023,400
Waller Independent School District 5.5% 2/15/33	5,100,000	5,822,976
White Settlement Independent School District:
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	1,095,000	1,127,379
5.75% 8/15/34 (Pre-Refunded to 8/15/12 @ 100)	55,000	56,626
		191,628,937
Utah - 0.2%
Salt Lake City School District Series B, 5% 3/1/13	1,135,000	1,192,987
Utah State Board of Regents Rev. Series 2011 B, 5% 8/1/27	1,615,000	1,833,574
Utah Transit Auth. Sales Tax Rev. Series 2008 A, 5.25% 6/15/38	1,785,000	1,993,113
		5,019,674
Vermont - 0.3%
Vermont Edl. & Health Bldg. Fin. Agcy. Rev.:
(Fletcher Allen Health Care, Inc. Proj.) Series 2000 A, 6.125% 12/1/27 (AMBAC Insured)	250,000	251,023
(Fletcher Allen Health Care Proj.) Series 2004 B, 5.5% 12/1/28 (FSA Insured)	3,900,000	4,287,972
(Middlebury College Proj.) Series 2006 A, 5% 10/31/46	1,000,000	1,064,100
		5,603,095
Municipal Bonds - continued
	Principal Amount	Value
Virginia - 0.3%
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 2008 B, 5.375%, tender 12/2/13 (c)	$ 6,000,000	$ 6,492,060
Winchester Indl. Dev. Auth. Hosp. Rev. (Valley Health Sys. Proj.) Series 2009 E, 5.625% 1/1/44	600,000	653,808
		7,145,868
Washington - 3.2%
Chelan County Pub. Util. District #1 Columbia River-Rock Island Hydro-Elec. Sys. Rev. Series A, 0% 6/1/28 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,200,000	620,556
Energy Northwest Elec. Rev.:
(#1 Proj.) Series 2002 B, 6% 7/1/17	2,000,000	2,048,320
Series 2012 A:
5% 7/1/20 (b)	5,000,000	6,186,100
5% 7/1/21 (b)	1,000,000	1,247,250
Grant County Pub. Util. District #2 Wanapum Hydro Elec. Rev. Series A, 5% 1/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,095,000	1,207,380
Kent Spl. Events Ctr. Pub. Facilities District Rev. Series 2008, 5.25% 12/1/32 (FSA Insured)	3,000,000	3,302,700
King County Gen. Oblig.:
(Pub. Trans. Proj.) Series 2004, 5.125% 6/1/34 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	1,000,000	1,061,070
(Swr. Proj.) Series 2005, 5% 1/1/26 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	4,115,000	4,473,334
King County Swr. Rev.:
Series 2008, 5.75% 1/1/43	7,700,000	8,700,923
Series 2009, 5.25% 1/1/42	1,000,000	1,109,810
Series 2010, 5% 1/1/50	2,200,000	2,408,362
Washington Gen. Oblig.:
Series 1999 S2, 0% 1/1/19 (FSA Insured)	10,000,000	8,738,900
Series 2006 A, 5% 7/1/24 (FSA Insured)	1,595,000	1,791,839
Series B, 5% 7/1/28	1,000,000	1,105,050
Series C, 0% 6/1/21 (AMBAC Insured)	5,000,000	3,936,600
Washington Health Care Facilities Auth. Rev.:
(Catholic Heath Initiatives Proj.) Series 2008 D, 6.375% 10/1/36	7,000,000	8,300,320
(MultiCare Health Sys. Proj.):
Series 2008 B, 6% 8/15/39 (Assured Guaranty Corp. Insured)	1,500,000	1,670,745
Series 2010 A, 5.25% 8/15/20	2,325,000	2,616,927
Municipal Bonds - continued
	Principal Amount	Value
Washington - continued
Washington Health Care Facilities Auth. Rev.: - continued
(Overlake Hosp. Med. Ctr. Proj.) Series 2010, 5.5% 7/1/30	$ 3,800,000	$ 4,058,020
(Providence Health Systems Proj.) Series 2006 D, 5.25% 10/1/33	2,000,000	2,197,780
(Seattle Children's Hosp. Proj.) Series 2009, 5.625% 10/1/38	2,200,000	2,473,922
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. 5.4% 7/1/12 (FSA Insured)	1,200,000	1,225,824
Yakima County Gen. Oblig. Series 2002, 5.25% 12/1/15 (Pre-Refunded to 12/1/12 @ 100)	1,000,000	1,041,490
		71,523,222
West Virginia - 0.1%
West Virginia Hosp. Fin. Auth. Hosp. Rev.:
(West Virginia United Health Sys. Proj.) Series 2008 E, 5.625% 6/1/35	1,300,000	1,410,500
(West Virginia Univ. Hospitals, Inc. Proj.) Series 2003 D, 5.5% 6/1/33 (FSA Insured)	1,000,000	1,092,540
		2,503,040
Wisconsin - 0.4%
Badger Tobacco Asset Securitization Corp. 6.375% 6/1/32 (Pre-Refunded to 6/1/12 @ 100)	600,000	612,132
Douglas County Gen. Oblig. 5.5% 2/1/18 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	605,000	605,000
Evansville Cmnty. School District 5% 4/1/16 (FSA Insured)	1,000,000	1,153,330
Wisconsin Health & Edl. Facilities Auth. Rev.:
(Agnesian HealthCare, Inc. Proj.) Series 2010:
5.5% 7/1/40	1,000,000	1,052,170
5.75% 7/1/30	1,000,000	1,079,420
(Children's Hosp. of Wisconsin Proj.) Series 2008 A, 5.25% 8/15/23	2,000,000	2,265,160
(Marshfield Clinic Proj.):
Series A, 5.375% 2/15/34	1,000,000	1,018,640
Series B, 6% 2/15/25	1,000,000	1,001,280
		8,787,132
Municipal Bonds - continued
	Principal Amount	Value
Wyoming - 0.1%
Campbell County Solid Waste Facilities Rev. (Basin Elec. Pwr. Coop. - Dry Fork Station Facilities Proj.) Series 2009 A, 5.75% 7/15/39	$ 2,600,000	$ 2,904,772
TOTAL MUNICIPAL BONDS (Cost $1,829,435,186)		1,997,074,220
Tax-Exempt Central Fund - 0.1%
	Shares
Other - 0.1%
Fidelity Tax-Free Cash Central Fund, 0.07% (d)(e) (Cost $1,858,000)	1,858,000	1,858,000
TOTAL INVESTMENT PORTFOLIO - 89.5% (Cost $1,831,293,186)	1,998,932,220
NET OTHER ASSETS (LIABILITIES) - 10.5%	235,107,857
NET ASSETS - 100%	$ 2,234,040,077
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Tax-Free Cash Central Fund.

(e) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

(f) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $1,065,201 or 0.0% of net assets.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost
East Central Independent School District Series 2002, 5.625% 8/15/17 (Pre-Refunded to 8/15/12 @ 100)	8/16/02	$ 1,140,280
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Tax-Free Cash Central Fund	$ 992
Other Information

The following is a summary of the inputs used, as of January 31, 2012, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Municipal Securities	$ 1,997,074,220	$ -	$ 1,997,074,220	$ -
Money Market Funds	1,858,000	1,858,000	-	-
Total Investments in Securities:	$ 1,998,932,220	$ 1,858,000	$ 1,997,074,220	$ -
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows (Unaudited):
General Obligations	32.8%
Health Care	17.7%
Water & Sewer	9.7%
Transportation	7.7%
Electric Utilities	6.5%
Special Tax	5.8%
Others* (Individually Less Than 5%)	9.3%
Net Other Assets	10.5%
100.0%
*Includes cash equivalents.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	January 31, 2012

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $1,829,435,186)	$ 1,997,074,220
Fidelity Central Funds (cost $1,858,000)	1,858,000
Total Investments (cost $1,831,293,186)		$ 1,998,932,220
Cash		237,410,889
Receivable for investments sold		874,866
Receivable for fund shares sold		4,422,591
Interest receivable		21,818,642
Distributions receivable from Fidelity Central Funds		97
Prepaid expenses		3,654
Receivable from investment adviser for expense reductions		390,920
Other receivables		8,813
Total assets		2,263,862,692

Liabilities
Payable for investments purchased Regular delivery	$ 3,743,557
Delayed delivery	20,866,426
Payable for fund shares redeemed	1,612,549
Distributions payable	2,558,120
Accrued management fee	661,871
Other affiliated payables	311,197
Other payables and accrued expenses	68,895
Total liabilities		29,822,615

Net Assets		$ 2,234,040,077
Net Assets consist of:
Paid in capital		$ 2,081,676,781
Distributions in excess of net investment income		(540,977)
Accumulated undistributed net realized gain (loss) on investments		(14,734,761)
Net unrealized appreciation (depreciation) on investments		167,639,034
Net Assets, for 195,045,058 shares outstanding		$ 2,234,040,077
Net Asset Value, offering price and redemption price per share ($2,234,040,077 ÷ 195,045,058 shares)		$ 11.45

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended January 31, 2012

Investment Income
Interest		$ 81,760,460
Income from Fidelity Central Funds		992
Total income		81,761,452

Expenses
Management fee	$ 7,013,754
Transfer agent fees	1,375,483
Accounting fees and expenses	350,621
Custodian fees and expenses	21,554
Independent trustees' compensation	6,746
Registration fees	137,093
Audit	45,375
Legal	6,258
Miscellaneous	19,332
Total expenses before reductions	8,976,216
Expense reductions	(4,215,522)	4,760,694
Net investment income (loss)		77,000,758
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers		19,618
Change in net unrealized appreciation (depreciation) on investment securities		184,877,267
Net gain (loss)		184,896,885
Net increase (decrease) in net assets resulting from operations		$ 261,897,643

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended January 31, 2012	Year ended January 31, 2011
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 77,000,758	$ 80,785,891
Net realized gain (loss)	19,618	(5,994,028)
Change in net unrealized appreciation (depreciation)	184,877,267	(59,262,957)
Net increase (decrease) in net assets resulting from operations	261,897,643	15,528,906
Distributions to shareholders from net investment income	(77,354,419)	(80,706,694)
Share transactions Proceeds from sales of shares	698,388,833	940,919,526
Reinvestment of distributions	47,165,118	54,552,053
Cost of shares redeemed	(426,885,532)	(1,025,228,644)
Net increase (decrease) in net assets resulting from share transactions	318,668,419	(29,757,065)
Redemption fees	27,185	34,201
Total increase (decrease) in net assets	503,238,828	(94,900,652)

Net Assets
Beginning of period	1,730,801,249	1,825,701,901
End of period (including distributions in excess of net investment income of $540,977 and undistributed net investment income of $130,083, respectively)	$ 2,234,040,077	$ 1,730,801,249
Other Information Shares
Sold	64,172,575	86,929,765
Issued in reinvestment of distributions	4,327,042	5,018,439
Redeemed	(39,580,377)	(95,510,172)
Net increase (decrease)	28,919,240	(3,561,968)

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended January 31,	2012	2011	2010	2009	2008
Selected Per-Share Data
Net asset value, beginning of period	$ 10.42	$ 10.76	$ 10.20	$ 10.78	$ 10.72
Income from Investment Operations
Net investment income (loss) B	.436	.445	.444	.436	.422
Net realized and unrealized gain (loss)	1.033	(.340)	.558	(.578)	.076
Total from investment operations	1.469	.105	1.002	(.142)	.498
Distributions from net investment income	(.439)	(.445)	(.444)	(.436)	(.424)
Distributions from net realized gain	-	-	-	(.003)	(.014)
Total distributions	(.439)	(.445)	(.444)	(.439)	(.438)
Redemption fees added to paid in capital B	- F	- F	.002	.001	- F
Net asset value, end of period	$ 11.45	$ 10.42	$ 10.76	$ 10.20	$ 10.78
Total Return A	14.40%	.89%	10.02%	(1.25)%	4.76%
Ratios to Average Net Assets C, E
Expenses before reductions	.47%	.47%	.47%	.47%	.48%
Expenses net of fee waivers, if any	.25%	.25%	.25%	.25%	.25%
Expenses net of all reductions	.25%	.24%	.25%	.22%	.18%
Net investment income (loss)	4.01%	4.09%	4.21%	4.24%	3.96%
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,234,040	$ 1,730,801	$ 1,825,702	$ 1,229,829	$ 897,576
Portfolio turnover rate D	8%	18%	14%	20%	12%

A Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

B Calculated based on average shares outstanding during the period.

C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

D Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

E Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended January 31, 2012

1. Organization.

Fidelity Tax-Free Bond Fund (the Fund) is a fund of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies -continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of January 31, 2012 for the Fund's investments, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For municipal securities, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities.

Annual Report

3. Significant Accounting Policies -continued

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. As of January 31, 2012, the Fund did not have any unrecognized tax benefits in the financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. A fund's tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Dividends are declared and recorded daily and paid monthly from net investment income. Distributions from realized gains, if any, are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The Fund purchases municipal securities whose interest, in the opinion of the issuer, is free from federal income tax. There is no assurance that the IRS will agree with this opinion. In the event the IRS determines that the issuer does not comply with relevant tax requirements, interest payments from a security could become federally taxable, possibly retroactively to the date the security was issued.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 170,321,538
Gross unrealized depreciation	(2,478,216)
Net unrealized appreciation (depreciation) on securities and other investments	$ 167,843,322

Tax Cost	$ 1,831,088,898

Annual Report

Notes to Financial Statements - continued

3. Significant Accounting Policies -continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (14,734,755)
Net unrealized appreciation (depreciation)	$ 167,843,322

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. Capital loss carryforwards were as follows:

Fiscal year of expiration
2017	$ (5,233,623)
2018	(3,066,004)
Total with expiration	(8,299,627)
No expiration
Short-term	(4,394,210)
Long-term	(2,040,918)
Total no expiration	(6,435,128)
Total capital loss carryforward	$ (14,734,755)

The tax character of distributions paid was as follows:

	January 31, 2012	January 31, 2011
Tax-exempt Income	$ 77,354,419	$ 80,706,694

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 30 days are subject to a redemption fee equal to .50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Annual Report

4. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $277,707,604 and $136,650,228, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .25% of the Fund's average net assets and an annualized group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .37% of the Fund's average net assets.

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Transfer Agent and Accounting Fees. Citibank, N.A. (Citibank) is the custodian, transfer agent and servicing agent for the Fund. Citibank has entered into a sub-arrangement with Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, under which FIIOC performs the activities associated with the Fund's transfer agency, dividend disbursing and shareholder servicing functions. The Fund pays account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, transfer agent fees were equivalent to an annual rate of .07% of average net assets.

Citibank also has a sub-arrangement with Fidelity Service Company, Inc. (FSC), an affiliate of FMR, under which FSC maintains the Fund's accounting records. The fee is based on the level of average net assets for the month.

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR or an affiliate in a $4.0 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $5,555 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

FMR voluntarily agreed to reimburse the Fund to the extent annual operating expenses exceeded .25% of average net assets. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $4,172,872.

In addition, through arrangements with the Fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody and transfer agent expenses by $21,555 and $21,095, respectively.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Salem Street Trust (formerly Fidelity Fixed-Income Trust) and Shareholders of Fidelity Tax-Free Bond Fund:

We have audited the accompanying statement of assets and liabilities of Fidelity Tax-Free Bond Fund (the Fund), a fund of Fidelity Salem Street Trust, including the schedule of investments, as of January 31, 2012, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Fund's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of January 31, 2012, by correspondence with the custodians and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Fidelity Tax-Free Bond Fund as of January 31, 2012, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP

Boston, Massachusetts

March 14, 2012

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 204 funds advised by FMR or an affiliate. Mr. Curvey oversees 430 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of FMR's risk management program for the Fidelity funds. The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (50)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (2011-present), Chairman and Director of FMR (2011-present), and the Vice Chairman and Director (2007-present) of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (76)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of Fidelity Investments Money Management, Inc. (2009-present), Director of Fidelity Research & Analysis Co. (2009-present) and Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2007-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University. Previously, Mr. Curvey was the Vice Chairman (2006-2007) and Director (2000-2007) of FMR Corp.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (69)

Year of Election or Appointment: 2006

Mr. Gamper is Vice Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2011-present). Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (60)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (65)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present), AGL Resources, Inc. (holding company, 2002-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Mr. Edward C. Johnson 3d or Ms. Abigail P. Johnson.

Michael E. Kenneally (57)

Year of Election or Appointment: 2009

Previously, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (71)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (65)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (72)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer (1994-2001) of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Trustees and Officers - continued

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (53)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as President (2011-present), Treasurer, and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Christopher P. Sullivan (57)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Mr. Sullivan is Executive Vice President of Fidelity Investments Money Management, Inc. (2009-present), and a Director of Fidelity Management & Research (U.K.) Inc. (2010-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (53)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (44)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as Secretary of Fidelity Investments Money Management, Inc. (FIMM) (2010-present) and Fidelity Research and Analysis Company (FRAC) (2010-present); Secretary and CLO of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present); General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); employed by FMR LLC or an affiliate (2001-present); Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), and Fidelity Management & Research (U.K.) Inc. (2008-present). Previously, Mr. Goebel served as Assistant Secretary of FIMM (2008-2010), FRAC (2008-2010), and the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (38)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (57)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent also serves as AML Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present) and is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (53)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (44)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker also serves as Chief Compliance Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2008-present). Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Joseph F. Zambello (54)

Year of Election or Appointment: 2011

Deputy Treasurer of the Fidelity funds. Mr. Zambello is an employee of Fidelity Investments. Previously, Mr. Zambello served as Vice President of FMR's Program Management Group (2009-2011) and Vice President of the Transfer Agent Oversight Group (2005-2009).

Stephanie J. Dorsey (42)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (44)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Vice President and Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II (2011-present), Deputy Treasurer of other Fidelity funds (2008-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (42)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (53)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Jonathan Davis (43)

Year of Election or Appointment: 2010

Assistant Treasurer of the Fidelity funds. Mr. Davis is also Assistant Treasurer of Fidelity Rutland Square Trust II and Fidelity Commonwealth Trust II. Mr. Davis is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (2003-2010).

Annual Report

Distributions (Unaudited)

During fiscal year ended 2011, 100% of the fund's income dividends was free from federal income tax, and 0.00% of the fund's income dividends was subject to the federal alternative minimum tax.

The fund will notify shareholders in January 2013 of amounts for use in preparing 2012 income tax returns.

Annual Report

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Tax-Free Bond Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract and sub-advisory agreements (together, the Advisory Contracts) for the fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and considers at each of its meetings factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established three standing committees, Operations, Audit, and Nominating and Governance, each composed of Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and, among other matters, considers matters specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to the Fidelity funds.

At its September 2011 meeting, the Board of Trustees, including the Independent Trustees, unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationship with the fund; (iv) the extent to which economies of scale would be realized as the fund grows; and (v) whether fee levels reflect these economies of scale, if any, for the benefit of fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts is in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts is fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, is aware that shareholders in the fund have a broad range of investment choices available to them, including a wide choice among mutual funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, managed by Fidelity.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the fund's investment personnel and the fund's investment objective and discipline. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources, as well as the Investment Advisers' approach to recruiting, managing, and compensating investment personnel. The Board also noted that FMR has devoted increased resources to non-U.S. offices. The Board noted that Fidelity's analysts have extensive resources, tools and capabilities which allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and enhancers. The Board also believes that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools which permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered the Investment Advisers' trading capabilities and resources which are an integral part of the investment management process.

Shareholder and Administrative Services. The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency and pricing and bookkeeping services for the fund; (ii) the nature and extent of the investment adviser's supervision of third party service providers, principally custodians and subcustodians; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers, with 35 new branches opening since 2010.

Annual Report

Investment in a Large Fund Family. The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and support of the senior management team that oversees asset management; (ii) rationalizing product lines through the mergers of six funds into other funds; (iii) continuing to migrate the Freedom Funds to dedicated lower cost underlying funds; (iv) obtaining shareholder approval to broaden the investment strategies for Fidelity Consumer Finance Portfolio, Fidelity Emerging Asia Fund, and Fidelity Environment and Alternative Energy Portfolio; (v) contractually agreeing to reduce the management fees and impose other expense limitations on Spartan 500 Index Fund and U.S. Bond Index Fund in connection with launching new institutional classes of these funds; (vi) changing the name, primary and supplemental benchmarks, and investment policies of Fidelity Global Strategies Fund to support the fund's flexible investment mandate and global orientation; and (vii) reducing the transfer agency account fee rates on certain accounts.

Investment Performance. The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions. It also reviewed the fund's absolute investment performance, as well as the fund's relative investment performance measured over multiple periods against (i) a broad-based securities market index, and (ii) a peer group of mutual funds deemed appropriate by Fidelity and reviewed by the Board. The following charts considered by the Board show, over the one-, three-, and five-year periods ended December 31, 2010, the fund's cumulative total returns, the cumulative total returns of a broad-based securities market index ("benchmark"), and a range of cumulative total returns of a peer group of mutual funds identified by Lipper Inc. as having an investment objective similar to that of the fund. The box within each chart shows the 25th percentile return (bottom of box) and the 75th percentile return (top of box) of the peer group. Returns shown above the box are in the first quartile and returns shown below the box are in the fourth quartile. The percentage beaten number noted below each chart corresponds to the percentile box and represents the percentage of funds in the peer group whose performance was equal to or lower than that of the fund.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Fidelity Tax-Free Bond Fund

The Board reviewed the fund's relative investment performance against its peer group and noted that the performance of the fund was in the second quartile for the one-year period and the first quartile for the three- and five-year periods. The Board also noted that the investment performance of the fund was lower than its benchmark for all the periods shown. The Board discussed with FMR actions to improve the fund's below-benchmark performance. The Board also reviewed the fund's performance since inception as well as performance in the current year.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should benefit the fund's shareholders.

Competitiveness of Management Fee and Total Expense Ratio. The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable management fee characteristics. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison and by reducing the number of universes to which various Fidelity funds are compared.

Management Fee. The Board considered two proprietary management fee comparisons for the 12-month periods shown in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group" and, for the reasons explained above, is broader than the Lipper peer group used by the Board for performance comparisons. The Total Mapped Group comparison focuses on a fund's standing relative to the total universe of comparable funds available to investors in terms of gross management fees before expense reimbursements or caps. "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a TMG % of 7% means that 93% of the funds in the Total Mapped Group had higher management fees than the fund. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to non-Fidelity funds similar in size to the fund within the Total Mapped Group. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee characteristics, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee ranked, is also included in the chart and considered by the Board.

Annual Report

Fidelity Tax-Free Bond Fund

The Board noted that the fund's management fee ranked below the median of its Total Mapped Group and below the median of its ASPG for 2010.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio. In its review of the fund's total expense ratio, the Board considered the fund's management fee as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted the effects of any waivers and reimbursements on fees and expenses. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

The Board noted that the fund's total expense ratio ranked below its competitive median for 2010.

Fees Charged to Other Fidelity Clients. The Board also considered Fidelity fee structures and other information with respect to clients of FMR and its affiliates, such as other mutual funds advised or subadvised by FMR or its affiliates, pension plan clients, and other institutional clients. In March 2010, the Board created an ad hoc joint committee with the board of other Fidelity funds (the Committee) to review and compare Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered, including the findings of the Committee.

Costs of the Services and Profitability. The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and its shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, FMR presents to the Board Fidelity's profitability for the fund. Fidelity calculates the profitability for each fund, as well as aggregate profitability for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of Fidelity's profitability analysis. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures surrounding the mathematical accuracy of fund profitability and its conformity to allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

Annual Report

The Board also reviewed Fidelity's non-fund businesses and fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive in the circumstances.

Economies of Scale. The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale through increased services to the fund, through waivers or reimbursements, or through fee or expense reductions. The Board also noted that in 2009, it and the board of other Fidelity funds created an ad hoc committee (the Economies of Scale Committee) to analyze whether FMR attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total fund assets under FMR's management increase, and for higher group fee rates as total fund assets under FMR's management decrease. FMR calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total Fidelity fund assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as assets under FMR's management increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that any potential economies of scale are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board. In order to develop fully the factual basis for consideration of the Fidelity funds' Advisory Contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability, the rationale for the compensation structure, and the extent to which current market conditions have affected retention and recruitment; (iv) the compensation paid to fund sub-advisers on behalf of the Fidelity funds; (v) Fidelity's fee structures and rationale for recommending different fees among different categories of funds and classes, as well as Fidelity's voluntary waiver of its fees to maintain minimum yields for certain money market funds and classes; (vi) the reasons why certain expenses affect various funds and classes differently; (vii) Fidelity's transfer agent fees, expenses, and services and how the benefits of decreased costs and new efficiencies can be shared across all of the Fidelity funds; (viii) the reasons for and consequences of changes to certain product lines compared to competitors; (ix) the allocation of and historical trends in Fidelity's realization of fall-out benefits; and (x) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends, and actions that might be taken by FMR to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Annual Report

Board Approval of Investment Advisory Contracts and
Management Fees - continued

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains distributions, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(envelope graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(envelope graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(envelope graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Citibank, N.A.

New York, NY

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

SFB-UANN-0312
1.789257.109

Item 2. Code of Ethics

As of the end of the period, January 31, 2012, Fidelity Salem Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Tax-Free Bond Fund (the "Fund"):

Services Billed by Deloitte Entities

January 31, 2012 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$32,000	$-	$4,600	$600

January 31, 2011 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Tax-Free Bond Fund	$33,000	$-	$4,600	$-

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Fund and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Fund ("Fund Service Providers"):

Services Billed by Deloitte Entities

	January 31, 2012A	January 31, 2011A
Audit-Related Fees	$612,000	$645,000
Tax Fees	$-	$-
All Other Fees	$635,000	$705,000

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities for services rendered to the Fund, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Fund are as follows:

Billed By	January 31, 2012 A	January 31, 2011 A
Deloitte Entities	$1,350,000	$1,450,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities in its audit of the Fund, taking into account representations from Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding its independence from the Fund and its related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Fund's last two fiscal years relating to services provided to (i) the Fund or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Fund.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	March 27, 2012
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	March 27, 2012